File Nos. 2-92584 & 811-4083

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

               Pre-Effective Amendment No. _______     [   ]

               Post-Effective Amendment No.   17       [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                     [ X ]

               Amendment No.     21                    [ X ]

                AQUILA CASCADIA EQUITY FUND
                      originally named
                  Short Term Asset Reserves
       (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                         (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith & Hines LLP
                  551 Fifth Avenue, 27th Floor
                     New York, New York 10176
             (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):
 ---
[___] immediately upon filing pursuant to paragraph (b)
[ X_] on July 31, 2001 pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(1)
[_  ]on (date) pursuant to paragraph (a)(1)
[___] 75 days after filing pursuant to paragraph (a)(2)
[___] on (date) pursuant to paragraph (a)(2) of Rule 485.
[___] This post-effective amendment designates a new effective date for a previous post-effective amendment.


                           Aquila Cascadia Equity Fund
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                             800-437-1020 212-697-6666

                                   Prospectus
Class A Shares
Class C Shares                                                   July 31, 2001

     Aquila Cascadia Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the region of our country, termed in this Prospectus the "Investment Region," consisting of Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii.



For purchase, redemption or account inquiries contact the Fund's Shareholder Servicing Agent:

             PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
                             800-437-1000 toll free

                    For general inquiries & yield information
                     800-437-1020 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Fund's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Fund's Objective, Investment Strategies and Main Risks

"What is the Fund's objective?"

          The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation.

"What is the Fund's investment strategy?"

     We call the general area consisting of Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii the "Investment Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Investment Region Companies") having a significant business presence in the Investment Region. These are companies (i) whose principal executive offices are located in the Investment Region, (ii) which have more than 50% of their assets located in the Investment Region or (iii) which derive more than 50% of their revenues or profits from the Investment Region. It is anticipated that under normal circumstances the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities. In general, the Sub-Adviser follows a "value" approach to investing.

     The Fund invests in companies varying widely in market capitalization, reflecting the different sizes of companies doing business in the Investment Region. Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Sub-Adviser believes offer the potential of capital appreciation due to their overall characteristics.

"What are the main risks of investing in the Fund?"

     Among the risks of investing in shares of the Fund and its portfolio of securities are the following:

         Loss of money is a risk of investing in the Fund.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial condition and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories.

     Smaller companies are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

     Because the Fund will invest most, and may invest all, of its assets in Investment Region Companies, it may have less diversification and may experience greater volatility than funds without this investment policy. Furthermore, because the Fund's assets are subject to economic and other conditions affecting the various states which comprise the Investment Region, an economic down-turn in one or more of those states could adversely affect the Fund's performance.

     Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           AQUILA CASCADIA EQUITY FUND
                   RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in Aquila Cascadia Equity Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the Fund's average annual returns for one year and since inception compare to a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


Bar Chart]
Annual Total Returns (Class A Shares)
1997-2000



25%
             21.77
20%          XXXX         19.94
             XXXX          XXXX
15%          XXXX          XXXX
             XXXX          XXXX
10%          XXXX          XXXX
             XXXX   5.66   XXXX
5%           XXXX   XXXX   XXXX
             XXXX   XXXX   XXXX
0%           XXXX   XXXX   XXXX  -1.49
                                  XXXX
             1997   1998   1999   2000

                           Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 19.50% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.56% (quarter ended September 30, 1998).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was -9.89% for Class A Shares and -10.21% for Class C Shares.

Note: The Fund's Class A Shares are sold subject to a maximum 4.25% sales load which is not reflected in the bar chart. If the sales load were reflected, returns would be less than those shown above.




                     Average Annual Total Return

                                                                      Since
For the period ended                                 1 Year         Inception *
December 31, 2000

Aquila Cascadia Equity Fund
Class A Shares (1)                                   -5.66%            10.96%

Aquila Cascadia Equity Fund
Class C Shares                                       -3.25%**          11.31%

S&P 400 MidCap Index***                              -9.11%            19.34%



(1) The average annual total returns do reflect the maximum 4.25% sales load.

*From commencement of operations on September 9, 1996.


**The average annual total return for Class C Shares for one year assumes redemption at the end of the year and payment of 1% CDSC.

***The S&P 500 Index is an unmanaged index of widely held common stocks.

                           AQUILA CASCADIA EQUITY FUND
                          FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



                                                       Class A  Class C
                                                       Shares   Shares
Shareholder Fees
  (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.....
(as a percentage of offering price)                  4.25%             None

Maximum Deferred Sales Charge (Load).....            None(1)          1.00%(2)
(as a percentage of the lesser of
redemption value or purchase price)
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price).....            None              None
Redemption Fees..........................            None              None
Exchange Fees............................            None              None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)(3)

Management Fees (4).......................  1.47%             1.47%
Distribution (12b-1) Fee...                 0.25%             0.75%
All Other Expenses:
 Service Fee........................        None              0.25%
 Other Expenses (4).................        0.91%             0.91%
 Total All Other Expenses (4).............. 0.91%             1.16%
Total Annual Fund
 Operating Expenses (4).................... 2.63%             3.38%

(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and
0.50 of 1% during the third and fourth years after purchase.

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares (or on the original price, whichever is lower) if redeemed during the first 12 months after purchase.

(3) The Adviser and the Sub-Adviser have voluntarily undertaken to waive some or all of their management fees (as required) in order to achieve the objective that (on an annualized basis for the fiscal year) the Fund's Total Operating Expenses will approximate 1.50% of the aggregate net assets of all classes of shares, provided that if waiver of all of the fees has been insufficient to achieve that objective, then expenses will exceed that percent. It is anticipated that as the asset size of the Fund increases, waivers would be progressively reduced. These waivers can be discontinued at any time.

(4) The actual expense ratios for the fiscal year ended March 31, 2001 after giving effect to the waivers and the 0.02% and 0.03% expense offset for uninvested cash balances were incurred at the following annual rates: for Class A shares, management fees, 0.50%; 12b-1 fee, 0.25%; and other expenses, 0.88%, resulting in Total Fund Operating Expenses of 1.63%; for Class C shares, management fees, 0.50%; 12b-1 fee, 0.75%; service fee, 0.25%; and other expenses, 0.88%, resulting in Total Fund Operating Expenses of 2.38%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                           1 year     3 years      5 years     10 years

Class A Shares............ $680       $1,208       $1,761      $3,263
Class C Shares............ $441       $1,039       $1,760      $3,344(5)

You would pay the following expenses if you did not redeem your Class C shares:

Class C Shares............ $341       $1,039       $1,760      $3,344(5)


(5) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. Over time long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations, because of the 12b-1 fee and Service fee. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              Investment of the Fund's Assets

"Is the Fund right for me?"

     The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the common stocks or other equity securities of companies having a significant business presence in the Investment Region of the country.

"What is the Investment Region?"

     The general region of our country consisting of Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii.

What are Investment Region Companies?"

     Companies of any size and in any industry with a significant business presence in the Investment Region are called Investment Region Companies. These are companies (i) whose principal executive offices are located in the Investment Region, (ii) which have more than 50% of their assets located in the Investment Region or (iii) which derive more than 50% of their revenues or profits from the Investment Region.

What are equity securities?"

     The term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments.

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer.

How are the Fund's investments chosen?"

     The Sub-Adviser will generally seek to invest in established, financially sound, well-managed Investment Region Companies whose securities it considers to be selling at reasonable prices relative to their growth rates and anticipated future values.

     In general, the Sub-Adviser follows a "value" approach to investment selection; that is, emphasis will be placed upon selection of Investment Region Companies whose securities are selling at lower prices than comparable investments. Other securities may be selected whose issuers the Sub-Adviser believes are experiencing better growth relative to comparable investments. The Fund does not engage in active trading to achieve its investment objective.

     In unusual market conditions when the Sub-Adviser believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. government securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or better by a nationally recognized statistical rating organization will be purchased. Under these circumstances, the Fund may not achieve its investment objective.

"What are the risk factors and special considerations regarding investment in Investment Region Companies?"

     Companies with headquarters in the Investment Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences.

     In addition to considerations specifically affecting the Investment Region, other factors include the following.

     Since the practice of many growth-oriented companies in which the Fund will invest is to reinvest most or all of their earnings in the development of their business, the Fund does not expect to receive dividends enabling it to provide investors with any significant amount of current income. In addition, during at least the early fiscal years of the Fund, it is anticipated that all of such income will be applied to payment of Fund operating expenses so that none will be available for distribution to shareholders.


                                 Fund Management

"How is the Fund managed?"


     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, founder of the Fund, serves as Adviser and Administrator (the "Adviser") for the Fund under an Advisory and Administration Agreement. The Adviser is the founder and serves as manager or administrator for three other funds oriented to the Investment Region: Tax-Free Trust of Oregon with assets of $333 million, Hawaiian Tax-Free Trust with assets of $628 million and Tax-Free Fund For Utah with assets of $36 million, all as of June 30, 2001.


     Ferguson, Wellman Capital Management, Inc., 888 S.W. Fifth Avenue, Portland, Oregon (the "Sub-Adviser"), supervises the investment program of the Fund and the composition of its portfolio.


     During the Fund's fiscal year ended March 31, 2001, the Fund accrued management fees (advisory and sub-advisory fees) at the annual rates of 1.50 of 1%, respectively, of its average annual net assets.

Information about the Adviser and the Sub-Adviser

     The Adviser is Founder and Manager and/or Administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of June 30, 2001, these funds had aggregate assets of approximately $3.2 billion. The Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.


     The Sub-Adviser, Ferguson, Wellman Capital Management, Inc., is the Fund's local investment adviser. It provides professional investment advisory services to a broad base of clients and currently manages over $2.0 billion in clients' assets, of which approximately $1.3 billion consists of equity investments. Ferguson Wellman is a full service investment advisory firm serving institutional and individual investors with investments in publicly traded stocks, bonds and cash securities.

     Founded in 1975, Ferguson Wellman operates as a private corporation from its offices in Portland, Oregon. The Sub-Adviser is employee-owned, with over one-half of the company's employees owning stock. The Sub-Adviser manages a conservative mix of publicly traded stocks, government and corporate bonds as well as other fixed-income investments and cash management securities for a diversified group of investors, including corporate, union, public and individual retirement funds, taxable corporate and individual investors, family trusts, endowments, foundations and special investment accounts. The Sub-Adviser has enjoyed consistent, controlled growth of assets managed throughout its history.

     Ferguson Wellman employ a team-oriented equity investment process that utilizes the collective experience and knowledge of seven equity portfolio managers/analysts. The equity team divides research responsibility by economic sector and each manager/analyst prepares both industry research and recommendations on individual issues. One Principal/Portfolio Manager, George W. Hosfield, CFA and one analyst, Ralph W. Cole, CFA share final responsibility for implementation of the investment process for the Fund. Mr. Hosfield joined Ferguson Wellman in 1991. He holds a B.S. in management and an MBA in finance from the University of Oregon. He is a Chartered Financial Analyst and a member and past president of the Portland Society of Financial Analysts. Prior to joining Ferguson Wellman, Mr. Hosfield served as Vice President and Portfolio Manager with Qualivest Capital Management and as an account executive with Smith Barney, Harris Upham & Co.

     Mr. Cole joined the firm in 1998 after spending two years with Payden & Rygel Investment Counsel where he launched two equity mutual funds. Previously, Mr. Cole spent four years in the Trust and Investment Departments of US Bank. Mr. Cole also worked as a financial consultant with Merrill Lynch. Mr. Cole has attained the CFA designation and holds a B.S. in Finance from the University of Oregon as well as a MBA in Investments from the University of Southern California.

                            Net Asset Value per Share

     The net asset value of the shares of each of the Fund's classes of shares is determined as of the close of the New York Stock Exchange (normally 4:00 p.m., New York time), on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Fund's net assets (which means the value of the assets less liabilities) allocable to each class by the total number of shares of such class then outstanding at that time. In general, the value of the Fund's portfolio is based on market value, but fair value may be used to the extent that market prices are not readily available. Fixed-income securities maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form. The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                    Purchases

"Are there alternate purchase plans?"

     The Fund provides individuals with alternate ways to purchase shares through two separate classes of shares (Class A and Class C). Although the classes have different sales charge structures and ongoing expenses, they both represent interests in the same portfolio of securities. You should choose the class that best suits your own circumstances and needs.

"Can I purchase shares of the Fund?"

     You can purchase shares of the Fund if you live in one of the states listed below. You should not purchase shares of the Fund if you do not reside in one of the following states. Otherwise, the Fund can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

     On the date of this Prospectus, Class A and C Shares are available only in:

Alaska, Arizona, California, Colorado, Florida, Hawaii, Idaho, Kentucky, Montana, Nevada, New Jersey, New Mexico, New York, Oregon, Utah, Washington and Wyoming.

The Fund and the Distributor may reject any order for the purchase of shares.

"How much money do I need to invest?"

Option I

*        Initially, $1,000.


* Subsequently, any amount (for investments in shares of the same class).

Option II

*        $50 or more if an Automatic Investment Program is established.

*        Subsequently, any amount you specify ($50 or more).

 * You are not permitted to maintain both an Automatic Investment Program and an Automatic Withdrawal Plan simultaneously.


Under either option your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase the Fund's shares:

     * through an investment broker or dealer, or a bank or financial intermediary that has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

     * directly through the Distributor, by mailing payment to the Fund's Agent, PFPC Inc.

     * The price you will pay is net asset value plus a sales charge for Class A Shares and net asset value for Class C Shares. (See "What price will I pay for the Fund's shares?")

In either instance, all purchases of Class A Shares are subject to the applicable sales charge.

Opening an Account                Adding to An Account

* Make out a check for                      * Make out a check for
  the investment amount                     the investment amount
 payable to                                 payable to
 Aquila Cascadia                            Aquila Cascadia
 Equity Fund.                               Equity Fund.

* Complete the New Account                 * Fill out the pre-printed
Application, which is                       stub attached
available with the                          to the Fund's
Prospectus, indicating                      confirmations
the features you wish to                    or supply the
authorize                                   name(s)
                                            of account owner(s),
                                            the account number, and
                                            the name of the Fund.


* Send your check and                       * Send your check and
completed Application                       account information
to your dealer or                           to your dealer or
to the Fund's                               to the Fund's
Agent, PFPC Inc.                            Agent, PFPC Inc.

Unless you indicate otherwise, your investment will be made in Class A Shares.

"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Fund's Agent must have your completed New Account Application authorizing these features. Or, if you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Fund may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

                            Redeeming Your Investment

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Fund, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

         If you own both Class A Shares and Class C Shares and do not specify which class you wish to redeem, we will redeem your Class A Shares.

Certain shares are subject to a contingent deferred sales charge, or CDSC. These are:

-    Class C Shares held for less than 12 months from the date of purchase; and

- CDSC Class A Shares, which are discussed below under "Sales Charges for Purchases of $1 Million or More."

         Upon redemption, enough additional shares will be redeemed to pay for any applicable CDSC.

A redemption may result in a tax liability for you.

"How can I redeem my investment?"

                         By mail, send instructions to:

                                    PFPC Inc.
                          Attn: Aquilasm Group of Funds
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                               By telephone, call:

                                  800-437-1000


                                By FAX, send
                                instructions to:

                                  302-791-3055

For liquidity and convenience, the Fund offers expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

         a) to a Financial Institution account you have previously specified or

         b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

         Telephoning the Agent

         Whenever you telephone the Agent, please be prepared to supply:

         account name(s) and number

         name of the caller

         the social security number registered to the account

         personal identification.


         Note: Check the accuracy of your confirmation statements immediately. The Fund, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

         account name(s)

         account number

         amount to be redeemed

         any payment directions.

         To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Fund's records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

          Certificate Shares. Mail to the Fund's Agent: (1) blank (unsigned) certificates for Class A Shares to be redeemed, (2) redemption instructions and (3) a stock assignment form.

         To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

         member of a national securities exchange

         U.S. bank or trust company

         state-chartered savings bank

         federally chartered savings and loan association

         foreign bank having a U.S. correspondent bank; or

          participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.

Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Fund's Agent, which includes:

         account name(s)

         account number

          dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Fund)

         signature(s) of the registered shareholder(s) and

         signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within 7 days.

Redemption                 Method of Payment                  Charges

Under $1,000               Check                              None

$1,000 or more             Check or, if and                   None
                          as you requested on your
                          New Account Application
                          or Ready Access Features
                          Form, wired or transferred
                          through the Automated
                          Clearing House to your
                          Financial Institution
                          account

Through a broker
/dealer                    Check or wire, to your            None,
                                    broker/dealer            although your
                                                             broker/dealer
                                                             may charge a
                                                             fee

         Although the Fund does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

         The Fund may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Fund has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         The Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part by distribution of the Fund's portfolio securities ("redemption in kind") in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Are there any reinvestment privileges?"

         If you reinvest proceeds of redemption within 120 days of the redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

         The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment.

         Reinvestment will not alter the tax consequences of your original redemption.


"Is there an Automatic Withdrawal Plan?"

Yes, but it is only available for Class A Shares. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                            Alternate Purchase Plans

"How do the different arrangements for Class A Shares and Class C Shares affect the cost of buying, holding and redeeming shares, and what else should I know about the two classes?"

         In this Prospectus the Fund provides you with two alternative ways to invest in the Fund through two separate classes of shares. All classes represent interests in the same portfolio of securities. The classes of shares offered to individuals differ in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

                        Class A Shares                     Class C Shares
                           "Front-Payment Shares"    "Level-Payment Shares"

Initial Sales              Class A Shares are        None. Class C
Charge                     offered at net asset      Shares are offered
                           value plus a maximum      at net asset value
                           sales charge of 4.25%,    with no sales charge
                           paid at the time of       payable at the time
                           purchase. Thus,           of purchase.
                           your investment is
                           reduced by the
                           applicable sales
                           charge.

Contingent                 None (except for          A maximum CDSC of
Deferred Sales             certain purchases of      1% is imposed upon
Charge ("CDSC")            $1 million or more)       the redemption of
                                                      Class C
                                                      Shares held
                                                      for less
                                                      than 12
                                                      months.
                                                      No CDSC applies
                                                      to Class C
                                                      Shares acquired
                                                      through the
                                                      reinvestment of
                                                      dividends or
                                                       distributions.

Distribution and  A                                   Level charge for
Service Fees      service fee(12b-1                   distribution and
                  fee) of 0.25                        service fees for 6
                  of 1% is imposed on                 years after the
                  the average annual                  date of purchase at
                  net assets                          the aggregate
                  represented by the                  annual rate of 1%
                  Class A Shares.                     of the average net assets
                                                      represented by the Class
                                                       C Shares.


Other Information    The initial sales                  Class C Shares,
                       charge is waived or              together with a pro-
                       reduced in some                  rata portion of all
                       cases. Larger                    Class C Shares
                       purchases qualify                acquired through
                       for lower sales                  reinvestment of
                       charges.                         dividends or other
                                                        distributions
                                                        paid in additional
                                                        Class C Shares,
                                                        automatically convert
                                                        to Class A Shares
                                                        after 6 years.


Systematic Payroll Investments

         You can make systematic investments into either Class A Shares or Class C Shares each pay period if your employer has established a Systematic Payroll Investment Plan with the Fund. To participate in the payroll plan, you must make your own arrangements with your employer's payroll department, which may include completing special forms. Additionally, the Fund requires that you complete the New Account Application. Once your New Account Application is received by the Fund and a new account is opened, under the payroll plan your employer will deduct a preauthorized amount from each payroll check. This amount will then be sent directly to the Fund for purchase of shares at the then current offering price, which includes applicable sales charge. You will receive a confirmation from the Fund for each transaction. Should you wish to change the dollar amount or end future systematic payroll investments, you must notify your employer directly. Changes may take up to ten days.


"What price will I pay for the Fund's shares?"

Class A Shares Offering Price               Class C Shares Offering Price

Net asset value per share           Net asset value per share
plus the applicable sales charge

         You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor or Agent before the Distributor's close of business that day (normally 5:00 p.m. New York time) and still receiving that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when net asset value determination is suspended or (2) when the Distributor judges it is in the Fund's best interest to do so.

"What are the sales charges for purchases of Class A Shares?"

The following table shows the amount of sales charge incurred by a "single purchaser" of Class A Shares. A "single purchaser" is:

*    an individual;

* an individual, together with his or her spouse, and/or any children under 21 years of age purchasing shares for their account;

* a trustee or other fiduciary purchasing shares for a single trust estate or fiduciary account; or

* a tax-exempt organization as detailed in Section 501(c)(3) or (13) of the Internal Revenue Code.

                          II               III
                                    Sales Charge as  Sales Charge as
                            Percentage of Approximate
      I                    Public                    Percentage of
Amount of Purchase         Offering Price            Amount Invested

Less than $50,000          4.25%                      4.44%

$50,000 but less
than $100,000              4.00%                      4.17%

$100,000 but less
than $250,000              3.50%                      3.63%

$250,000 but less
than $500,000              2.50%                      2.56%

$500,000 but less
than $1,000,000            1.50%                       1.52%

For purchases of $1 million or more see "Sales Charges for Purchases of $1 Million or More."

For example:

If you pay $10,000 (Column I), your sales charge would be 4.25% or $425 (Column
II). ($10,000 x .0425 = $425)

The value of your account, after deducting the sales charge from your payment, would increase by $9,575. (This would be the initial value of your account if you opened it with the $10,000 purchase). ($10,000 - $425 = $9,575)

The sales charge as a percentage of the increase in the value of your account would be 4.44% (Column III).($425 / $9,575 = .044386 or 4.44%)

Sales Charges for Purchases of $1 Million or More

         You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are:

                    (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

                  (ii) Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million.

         Redemption of CDSC Class A Shares

         If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

         You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first two years after purchase, and 0.50 of 1% of that value if you redeem within the third or fourth year.

         This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent.

Reduced Sales Charges for Certain Purchases of Class A Shares

         Right of Accumulation

         "Single purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares.

         Letters of Intent

         " Single purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the New Account Application) is received by the Distributor.

         General

         Class A Shares may be purchased without a sales charge by certain classes of purchasers.

Certain Investment Companies

 If you redeem shares of an investment company (not a member of the Aquilasm Group of Funds) on which you have paid a sales charge, you can invest the proceeds within 120 days of the redemption in Class A Shares of the Fund without paying a sales charge. You can get additional information from the Distributor.

"What are the sales, service and distribution charges for Class C Shares?"

*    No sales charge at time of purchase.

* Annual fees for service and distribution at a combined annual rate of 1% of average annual net assets of the Fund represented by Class C Shares.

* After six years, Class C Shares automatically convert to Class A Shares, which bear lower service and distribution fees.

         Redemption of Class C Shares

* 1% charge if redeemed within the first 12 months after purchase. This contingent deferred sales charge, or CDSC, is calculated based on the lesser of the net asset value at the time of purchase or at the time of redemption.

* No CDSC applies if Class C Shares are held for 12 months after purchase.

* Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

         Broker/Dealer Compensation - Class C Shares

         The Distributor will pay 1% of the sales price to any broker/dealer executing a Class C Share purchase.


  "What about confirmations?"

         A statement will be mailed to you confirming each purchase of shares in the Fund. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share).

"Is there a Distribution Plan or a Services Plan?"

         The Fund has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

(i) permit the Fund to finance activities primarily intended to result in the sale of its shares;

(ii) permit the Adviser, out of its own funds, to make payment for distribution expenses; and

(iii) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

         Pursuant to the Plan, the Fund makes payments with respect to both Class A Shares and Class C Shares under agreements to certain broker/dealers and other qualified recipients.



       These payments may not exceed 0.25 of 1% for Class A Shares, and 0.75 of 1% for Class C Shares, of the average annual net assets represented by such class. Because these distribution fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         For any class, these payments are made only from the assets allocable to that class.

Shareholder Services Plan for Class C Shares

         The Fund's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Class C shareholders and/or maintain their accounts. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by Class C Shares. Payment is made only out of the Fund's assets represented by Class C Shares.

         Service fees with respect to Class C Shares will be paid to the Distributor during the first year after purchase and thereafter to other qualified recipients.

"Transfer on Death" ("TOD") Registration (Both Classes)

         The Fund generally permits "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                           Dividends and Distributions

"How are dividends and distributions determined?"

         The Fund distributes dividends from net investment income, if any, on an annual basis following the end of its fiscal year which was March 31st and beginning December 31, 2001 will be the calendar year. Because the Fund invests primarily in equity securities, distributions from the Fund, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items in December. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by the Fund with respect to each class of its shares are calculated at the same time and in the same manner. The per share dividends and distributions of Class C Shares will be lower than the per share dividends on the Class A Shares as a result of the higher service and distribution fees applicable to those shares. In addition, the dividends and distributions of each class can vary because each class will bear certain class-specific charges.

         Dividends and distributions will automatically be reinvested in full and fractional shares of the Fund of the same class at net asset value on the record date for the dividend or distribution, unless you elect otherwise.

     You may choose to have all or any part of your dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

         You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

         All shareholders, whether their dividends and distributions are received in cash or reinvested, will receive a quarterly statement indicating the current status of their investment account with the Fund.

        If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Fund may be required to impose backup withholding upon payment of redemptions to shareholders, and from capital gains distributions (if any). The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

                                 Tax Information

         Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares.

         Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Fund are also subject to applicable state income taxes. Consult your tax adviser.



                           Aquila Cascadia Equity Fund
                              Financial Highlights
                  For a Share outstanding throughout the period


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                  Class A
                         Year Ended                         Period Ended
                         March 31,                           March 31,
                         2001    2000     1999      1998     1997

Net Asset Value,
 Beginning
 of Period......        $22.72  $16.46   $16.89    $12.95    $12.00
Income (loss) from
Investment
Operations:
 Net investment
 loss       ..........   (0.14)  (0.10)     -        -         -
Net gain on securities
 (both realized
 and unrealized)..       (6.81)   7.05    (0.43)     3.94      0.95
Total from Investment
 Operations.......       (6.95)   6.95    (0.43)     3.94      0.95
Less Distributions:
Distributions from
 capital gains.......    (0.32)  (0.69)    -          -         -

Net Asset Value,
 End of Period......     $15.45  $22.72   $16.46   $16.89    $12.95

Total Return
 (not reflecting sales
  charge)    ......      (30.78)% 43.07%   (2.55)%  30.42%    7.92%+

Ratios/Supplemental Data
  Net Assets, End of
  Period (thousands)     $1,695   $1,893   $2,119   $2,709   $1,615
  Ratio of Expenses
  to Average Net
  Assets                  1.66%    1.67%    1.92%    1.77%    1.34%*
  Ratio of Net Investment
  Loss to Average
  Net Assets.....        (0.75)%  (0.53)%  (0.25)%  (0.18)%  (0.16)%*
  Portfolio Turnover
  Rate.........          28.77%   37.46%   26.62%   29.38%    3.53%

The expense and net investment loss ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:

  Ratio of Expenses to
  Average Net Assets
                         2.61%    2.44%    2.37%     2.76%    4.63%*
  Ratio of Net Investment
   Loss to Average Net
   Assets               (1.70)%  (1.30)%  (0.70)%   (1.17)%  (3.45)%*

The expense ratios after giving effect to the waivers, expense reimbursements and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net Assets     1.63%    1.65%    1.80%     1.75%    1.18%*

 (1) For the period August 13, 1996 (commencement of operations) through March 31, 1997.

+ Not annualized.

* Annualized.

                                  Class C
                         Year Ended                         Period Ended
                         March 31,                           March 31,
                         2001    2000     1999      1998     1997

Net Asset Value,
 Beginning
 of Period......        $22.18  $16.21   $16.76    $12.95    $12.00
Income (loss) from
Investment
Operations:
 Net investment
 loss       ..........   (0.28)  (0.24)     -        -         -
Net gain on securities
 (both realized
 and unrealized)..       (6.63)   6.90    (0.55)     3.81      0.95
Total from Investment
 Operations.......       (6.91)   6.66    (0.55)     3.81      0.95
Less Distributions:
Distributions from
 capital gains.......    (0.32)  (0.69)    -          -         -

Net Asset Value,
 End of Period......     $14.95  $22.18   $16.21   $16.76    $12.95

Total Return
 (not reflecting sales
  charge)    ......      (31.35)% 41.94%   (3.28)%  29.42%    7.92%+

Ratios/Supplemental Data
  Net Assets, End of
  Period (thousands)     $1,646   $2,061   $1,396   $968      $350
  Ratio of Expenses
  to Average Net
  Assets                  2.40%    2.42%    2.65%   2.53%    1.38%*
  Ratio of Net Investment
  Loss to Average
  Net Assets.....        (1.50)%  (1.30)%  (1.00)% (0.96)%  (0.16)%*
  Portfolio Turnover
  Rate.........          28.77%   37.46%   26.62%  29.38%    3.53%

The expense and net investment loss ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:

  Ratio of Expenses to
  Average Net Assets
                         3.35%    3.20%    3.09%    3.53%    5.39%*
  Ratio of Net Investment
   Loss to Average Net
   Assets               (2.45)%  (2.08)%  (1.44)%  (1.96)%  (4.17)%*

The expense ratios after giving effect to the waivers, expense reimbursements and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net Assets     2.38%    2.40%    2.54%    2.51%    1.22%*

 (1) For the period August 13, 1996 (commencement of operations) through March 31, 1997.

+ Not annualized.

* Annualized.

[Inside back cover]

Founder, Adviser and Administrator
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
Ferguson, Wellman Capital Management, Inc.
888 SW Fifth Avenue, Suite 1200
Portland, OR 97204-2026

Board of Trustees
Lacy B. Herrmann, Chairman
Vernon R. Alden
David B. Frohnmayer
James A. Gardner
Diana P. Herrmann
Sterling K. Jenson
Timothy J. Leach
Raymond H. Lung
John W. Mitchell
Ralph R. Shaw

Officers
Lacy B. Herrmann, President
James M. McCullough, Senior Vice President
Kimball L. Young, Senior Vice President
Sherri Foster, Vice President
Diana P. Herrmann, Vice President
Christine L. Neimeth, Vice President
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

Distributor
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

Independent Auditors
KPMG LLP
757 Third Avenue
New York, New York 10017

Legal Counsel
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

  [Left column-Back cover]

         This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Fund and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Fund available to you.

         You can get additional information about the Fund's investments in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can get the SAI and the Fund's annual and semi-annual reports without charge, upon request by calling 800-437-1000.

         In addition, you can review and copy information about the Fund (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail; request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Fund is registered with the SEC under the Investment Company Act of 1940 is 811-4083.

Table of Contents

The Fund's Objective, Investment Strategies
and Main Risks..................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Fund...................
Investment of the Fund's Assets.................
Fund Management................................
Net Asset Value Per Share.......................
Purchases .......................................
Redeeming Your Investment.......................
Alternate Purchase Plans.........................
Dividends and Distributions......................
Tax Information.................................
Financial Highlights.............................

Aquila
[LOGO]
Aquila
Cascadia
Equity Fund

PROSPECTUS


One of The
Aquilasm Group Of Funds

                                   PROSPECTUS


To receive a free copy of the Fund's SAI, annual or semi-annual report, or other information about the Fund, or to make shareholder inquiries call:

                    the Fund's Shareholder Servicing Agent at
                             800-437-1000 toll free

                                              or you can write to:

                                    PFPC Inc
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-437-1020 or 212-697-6666

This Prospectus should be read and retained for future reference

                           Aquila Cascadia Equity Fund
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                      800-437-1020          212-697-6666



                                   Prospectus

Class Y Shares                                                 July 31, 2001
Class I Shares

         Aquila Cascadia Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the region of our country, termed in this Prospectus the "Investment Region," consisting of Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii.


For purchase, redemption or account inquiries contact the Fund's Shareholder Servicing Agent:

             PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
                             800-437-1000 toll free

                    For general inquiries & yield information
                     800-437-1020 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Fund's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Fund's Objective, Investment Strategies and Main Risks

"What is the Fund's objective?"

The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation.

"What is the Fund's investment strategy?"

         We call the general area consisting of Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii the "Investment Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Investment Region Companies") having a significant business presence in the Investment Region. These are companies (i) whose principal executive offices are located in the Investment Region, (ii) which have more than 50% of their assets located in the Investment Region or (iii) which derive more than 50% of their revenues or profits from the Investment Region. It is anticipated that under normal circumstances, the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities. In general, the Sub-Adviser follows a "value" approach to investing.

         The Fund invests in companies varying widely in market capitalization, reflecting the different sizes of companies doing business in the Investment Region. Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Sub-Adviser believes offer the potential of capital appreciation due to their overall characteristics.

"What are the main risks of investing in the Fund?"

         Among the risks of investing in shares of the Fund and its portfolio of securities are the following:

         Loss of money is a risk of investing in the Fund.

         There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial condition and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories.

         Smaller companies are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

         Because the Fund will invest most, and may invest all, of its assets in Investment Region Companies, it may have less diversification and may experience greater volatility than funds without this investment policy. Furthermore, because the Fund's assets are subject to economic and other conditions affecting the various states which comprise the Investment Region, an economic down-turn in one or more of those states could adversely affect the Fund's performance.

         Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           AQUILA CASCADIA EQUITY FUND
                   RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in Aquila Cascadia Equity Fund by showing changes in the performance of the Fund's Class Y Shares from year to year and by showing how the Fund's average annual returns for one year and since inception compare to a broad measure of market performance. No Class I shares were outstanding during the periods shown. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[Bar Chart]
Annual Total Returns
1997-2000

25%
             22.00         20.21
20%          XXXX          XXXX
             XXXX          XXXX
15%          XXXX          XXXX
             XXXX          XXXX
10%          XXXX          XXXX
             XXXX   5.90   XXXX
5%           XXXX   XXXX   XXXX
             XXXX   XXXX   XXXX
0%           XXXX   XXXX   XXXX  -1.27
                                  XXXX
             1997   1998   1999   2000

                           Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 19.57% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.52% (quarter ended September 30, 1998).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was -9.75% for Class Y Shares.


                      Average Annual Total Return


For the Calendar year                                         Since
Ended December 31, 2000                     1 Year   Inception*

Aquila Cascadia Equity Fund
Class Y Shares                              -1.27%      12.31%

S&P 500 Index**                             -9.11%      19.34%

(No I Shares were outstanding during these periods.)

*From commencement of operations on September 9, 1996.

**The S&P 500 Index is an unmanaged index of medium widely held common stocks.

                           AQUILA CASCADIA EQUITY FUND
                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No Class I Shares are currently outstanding.


                                            Class I        Class Y
                                            Shares         Shares

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price) ....    None              None

Maximum Deferred Sales Charge (Load) ...    None              None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price)....    None              None
Redemption Fees.........................    None              None
Exchange Fees...........................    None              None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fees(1)......................  1.47%               1.47%(2)
Distribution (12b-1) Fee................   0.10%(3)           None

All Other Expenses:
  Service Fee.....................  0.25%            None
  Other Expenses..................  1.08%            0.90%(2)
  Total All Other Expenses..............   1.33%              0.90%(2)
Total Annual Fund
 Operating Expenses.....................  2.90%               2.37%(2)


(1) The Adviser and the Sub-Adviser have voluntarily undertaken to waive some or all of their management fees (as required) in order to achieve the objective that (on an annualized basis for the fiscal year) the Fund's Total Operating Expenses will approximate 1.50% of the aggregate net assets of all classes of shares, provided that if waiver of all of the fees has been insufficient to achieve that objective, then expenses will exceed that percent. It is anticipated that as the asset size of the Fund increases, waivers would be progressively reduced.
These waivers can be discontinued at any time.

 (2) The actual expense ratios for the fiscal year ended March 31, 2000 after giving effect to the waivers and the 0.02% offset for Class Y Shares would have been incurred at the following annual rates: management fees, 0.50%, all other expenses, 0.89%, resulting in total fund operating expenses of 1.39%. Expenses for the two classes differ because Class I Shares bear program costs for financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 0.83%; Class Y Shares bear only the common charges of 0.83% and an allocation for transfer agent services of 0.07%.

(3) Current rate; up to 0.25% can be authorized by the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year      3 years     5 years  10 years

Class I Shares............     $240         $739       $1,265     $2,706
Class Y Shares............     $293         $898       $1,528     $3,223


                         Investment of the Fund's Assets


"Is the Fund right for me?"

         The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the common stocks or other equity securities of companies having a significant business presence in the Investment Region of the country.

"What is the Investment Region?"

         The general region of our country consisting of Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii.

What are Investment Region Companies?"

         Companies of any size and in any industry with a significant business presence in the Investment Region are called Investment Region Companies. These are companies (i) whose principal executive offices are located in the Investment Region, (ii) which have more than 50% of their assets located in the Investment Region or (iii) which derive more than 50% of their revenues or profits from the Investment Region.

What are equity securities?"

         The term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments.

         A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer.

How are the Fund's investments chosen?"

         The Sub-Adviser will generally seek to invest in established, financially sound, well-managed Investment Region Companies whose securities it considers to be selling at reasonable prices relative to their growth rates and anticipated future values.

         In general, the Sub-Adviser follows a "value" approach to investment selection; that is, emphasis will be placed upon selection of Investment Region Companies whose securities are selling at lower prices than comparable investments. Other securities may be selected whose issuers the Sub-Adviser believes are experiencing better growth relative to comparable investments. The Fund does not engage in active trading to achieve its investment objective.

         In unusual market conditions when the Sub-Adviser believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. government securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or better by a nationally recognized statistical rating organization will be purchased. Under these circumstances, the Fund may not achieve its investment objective.

"What are the risk factors and special considerations regarding investment in Investment Region Companies?"


         Companies with headquarters in the Investment Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences.

         In addition to considerations specifically affecting the Investment Region, other factors include the following.

         Since the practice of many growth-oriented companies in which the Fund will invest is to reinvest most or all of their earnings in the development of their business, the Fund does not expect to receive dividends enabling it to provide investors with any significant amount of current income. In addition, during at least the early fiscal years of the Fund, it is anticipated that all of such income will be applied to payment of Fund operating expenses so that none will be available for distribution to shareholders.


                                 Fund Management

"How is the Fund managed?"

         Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, founder of the Fund, serves as Adviser and Administrator (the "Adviser") for the Fund under an Advisory and Administration Agreement. The Adviser is the founder and serves as manager or administrator for three other funds oriented to the Investment Region: Tax-Free Trust of Oregon with assets of $333 million, Hawaiian Tax-Free Trust with assets of $628 million and Tax-Free Fund For Utah with assets of $36 million, all as of June 30, 2001.



     Ferguson, Wellman Capital Management, Inc., 888 S.W. Fifth Avenue, Portland, Oregon (the "Sub-Adviser"), supervises the investment program of the Fund and the composition of its portfolio.



     During the Fund's fiscal year ended March 31, 2001, the Fund accrued management fees (advisory and sub-advisory fees) at the annual rates of 1.50 of 1%, respectively, of its average annual net assets.

Information about the Adviser and the Sub-Adviser

         The Adviser is Founder and Manager and/or Administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of June 30, 2001, these funds had aggregate assets of approximately $3.2 billion. The Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.


         The Sub-Adviser, Ferguson, Wellman Capital Management, Inc., is the Fund's local investment adviser. It provides professional investment advisory services to a broad base of clients and currently manages over $2.0 billion in clients' assets, of which approximately $1.3 billion consists of equity investments. Ferguson Wellman is a full service investment advisory firm serving institutional and individual investors with investments in publicly traded stocks, bonds and cash securities.

         Founded in 1975, Ferguson Wellman operates as a private corporation from its offices in Portland, Oregon. The Sub-Adviser is employee-owned, with over one-half of the company's employees owning stock. The Sub-Adviser manages a conservative mix of publicly traded stocks, government and corporate bonds as well as other fixed-income investments and cash management securities for a diversified group of investors, including corporate, union, public and individual retirement funds, taxable corporate and individual investors, family trusts, endowments, foundations and special investment accounts. The Sub-Adviser has enjoyed consistent, controlled growth of assets managed throughout its history.

         Ferguson Wellman employ a team-oriented equity investment process that utilizes the collective experience and knowledge of seven equity portfolio managers/analysts. The equity team divides research responsibility by economic sector and each manager/analyst prepares both industry research and recommendations on individual issues. One Principal/Portfolio Manager, George W. Hosfield, CFA and one analyst, Ralph W. Cole, CFA share final responsibility for implementation of the investment process for the Fund. Mr. Hosfield joined Ferguson Wellman in 1991. He holds a B.S. in management and an MBA in finance from the University of Oregon. He is a Chartered Financial Analyst and a member and past president of the Portland Society of Financial Analysts. Prior to joining Ferguson Wellman, Mr. Hosfield served as Vice President and Portfolio Manager with Qualivest Capital Management and as an account executive with Smith Barney, Harris Upham & Co.

     Mr. Cole joined the firm in 1998 after spending two years with Payden & Rygel Investment Counsel where he launched two equity mutual funds. Previously, Mr. Cole spent four years in the Trust and Investment Departments of US Bank. Mr. Cole also worked as a financial consultant with Merrill Lynch. Mr. Cole has attained the CFA designation and holds a B.S. in Finance from the University of Oregon as well as a MBA in Investments from the University of Southern California.

                            Net Asset Value Per Share

         The net asset value of the shares of each of the Fund's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Fund's net assets (which means the value of the assets less liabilities) allocable to each class by the total number of shares of such class then outstanding at that time. In general., net asset value of the Fund's shares is based on market value, except that fixed-income securities maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form. The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                    Purchases

 "Are there alternate purchase plans?"

     Yes. See "Alternate Purchase Plans" below. This Prospectus offers two separate classes of shares. All classes represent interests in the same portfolio of securities.

"Can I purchase shares of the Fund?"

         You can purchase shares of the Fund if you live in one of the states listed below. You should not purchase shares of the Fund if you do not reside in one of the following states. Otherwise, the Fund can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

         On the date of this Prospectus, Class Y Shares are available only in:

Alaska, California, Colorado, Florida, Hawaii, Idaho, Massachusetts, Montana, Nevada, New Jersey, New York, Ohio, Oregon, Utah, Washington and Wyoming.


         Class I Shares are available only in:

Alaska, California, Colorado, Florida, Hawaii, Idaho, Montana, Nevada, New Jersey, New York and Wyoming


The Fund and the Distributor may reject any order for the purchase of shares.

"How much money do I need to invest?"

For Class Y Shares:

         $1,000. Subsequent investments can be in any amount.

For Class I Shares:

         Financial intermediaries can set their own requirements for initial and subsequent investments.

         Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase Class Y Shares:

* through an investment broker or dealer, or a bank or financial intermediary, that has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

* directly through the Distributor, by mailing payment to the Fund's Agent, PFPC Inc.

You may purchase Class I Shares only through a financial intermediary.

The price you will pay is net asset value for both Class Y Shares and Class I Shares. (See "What price will I pay for the Fund's shares?")

Opening a Class Y Shares Account          Adding to a Class Y Shares
Account

* Make out a check for                      * Make out a check for
 the investment amount                      the investment amount
payable to                                  payable to
Aquila Cascadia                             Aquila Cascadia
Equity Fund."                               Equity Fund.

* Complete the New Account                 * Fill out the pre-printed
Application, which is                       stub attached
available with the                           to the Fund's
Prospectus, indicating                      confirmations
the features you wish to                    or supply the
authorize                                    name(s)
                                             of account owner(s),
                                             the account number, and
                                             the name of the Fund.

* Send your check and                       * Send your check and
completed application                       account information
to your dealer or                           to your dealer or
to the Fund's                               to the Fund's
Agent, PFPC Inc.                            Agent, PFPC Inc.


"Can I transfer funds electronically?"

         You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

         Before you can transfer funds electronically, the Fund's Agent must have your completed New Account Application authorizing these features. Or, if you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Fund may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

                            Redeeming Your Investment

Redemption of Class Y Shares

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Fund, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

         A redemption may result in a tax liability for you.

  "How can I redeem my investment?"


                         By mail, send instructions to:

                                    PFPC Inc.
                          Attn: Aquilasm Group of Funds
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                               By telephone, call:

                             800-437-1000 toll free

                                  By FAX, send
                                instructions to:

                                  302-791-3055

For liquidity and convenience, the Fund offers expedited redemption for Class Y Shares.

Expedited Redemption Methods

You may request expedited redemption in two ways:

1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

         a) to a Financial Institution account you have previously specified or

         b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                              Telephoning the Agent

         Whenever you telephone the Agent, please be prepared to supply:

         account name(s) and number

         name of the caller

         the social security number registered to the account

         personal identification


         Note: Check the accuracy of your confirmation statements immediately. The Fund, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2 By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

         account name(s)

         account number

         amount to be redeemed

         any payment directions.

         To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Fund's records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

Regular Redemption Method

         To redeem by the regular redemption method, send a letter of instruction to the Fund's Agent, which includes:

         account name(s)

         account number

          dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Fund)

         signature(s) of the registered shareholder(s) and

         signature guarantee(s), if required, as indicated below.

         To be in "proper form," your letter must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

         member of a national securities exchange

         U.S. bank or trust company

         state-chartered savings bank

         federally chartered savings and loan association

         foreign bank having a U.S. correspondent bank; or

          participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.


Redemption of Class I Shares

         You may redeem all or any part of your Class I Shares at the net asset value next determined after receipt in proper form of your redemption request by your financial intermediary. Redemption requests for Class I Shares must be made through a financial intermediary and cannot be made directly. Financial intermediaries may charge a fee for effecting redemptions. There is no minimum period for any investment in the Fund. The Fund does not impose redemption fees or penalties on redemption of Class I Shares. A redemption may result in a transaction taxable to you.


"When will I receive the proceeds of my redemption?"

         Redemption proceeds for Class Y Shares are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within 7 days.

Redemption                 Method of Payment                   Charges

Under $1,000               Check                                None

$1,000 or more             Check or, if and                      None
                           as you requested
                           on your New Account
                           Application or Ready
                           Access Features Form,
                           wired or transferred
                           through the Automated
                           Clearing House to your
                           Financial Institution
                           account


Through a broker/
dealer                     Check or wire,                     None,
                           to your broker                     although your
                           broker/dealer                      broker/dealer
                                                              may charge a
                                                              fee

         Although the Fund does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

         Redemption payments for Class I Shares are made to financial intermediaries.

         The Fund may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Fund has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         The Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part by distribution of the Fund's portfolio securities ("redemption in kind") in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

Yes, but it is only available for Class Y Shares. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                            Alternate Purchase Plans

Distribution Arrangements

         In this Prospectus the Fund provides you with two alternative ways to invest in the Fund through two separate classes of shares. All classes represent interests in the same portfolio of securities.

                           Class Y Shares             Class I Shares
                           "Institutional Class"     "Financial Intermediary
                                                           Class"

Initial Sales              None                      None. Financial
Charge                                               Intermediaries may
                                                     charge a fee for
                                                     purchase of shares.

Contingent                 None                      None
Deferred Sales
Charge ("CDSC")

Distribution and  None                               Distribution fee of
Service Fees                                         up to 0.25 of 1% of
                                                     average annual
                                                     net assets
                                                     allocable to Class
                                                     I Shares, currently
                                                     0.10 of  1% of such net
                                                     assets, and a
                                                     service fee of
                                                     0.25 of  1% of
                                                     such assets.


"What price will I pay for the Fund's shares?"

     The offering price for Class Y Shares is the net asset value per share. You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor or Agent before the Distributor's close of business that day (normally 5:00 p.m. New York time) and still receiving that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day.

         The sale of shares will be suspended (1) during any period when net asset value determination is suspended or (2) when the Distributor judges it is in the Fund's best interest to do so.

         The offering price for Class I Shares is the net asset value per share. The offering price determined on any day applies to all purchases received by each financial intermediary prior to 4:00 p.m. New York time on any business day. Purchase orders received by financial intermediaries after that time will be filled at the next determined offering price.

"What about confirmations and share certificates?"

         A statement will be mailed to you confirming each purchase of Class Y Shares in the Fund. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share). Financial intermediaries will confirm purchases of Class I Shares. The Fund will not issue certificates for Class Y Shares or Class I Shares.

  "Is there a Distribution Plan or a Services Plan?"

         The Fund has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

          (i) permit the Fund to finance activities primarily intended to result in the sale of its shares;

          (ii) permit the Adviser, out of its own funds, to make payment for distribution expenses; and

          (iii) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

         No payments are made with respect to assets represented by Class Y Shares.

         Under the Plan, the Fund makes payments with respect to Class I Shares under agreements to certain broker/dealers and other qualified recipients.


         These payments (currently 0.10 of 1%) may not exceed 0.25 of 1% of the average annual net assets represented by the Class I Shares of the Fund. Such payments can be made only out of the Fund's assets allocable to the Class I Shares. Because these distribution fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         For any class, these payments are made only from the assets allocable to that class.

Shareholder Services Plan for Class I Shares

         The Fund's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Class I shareholders or maintain their accounts. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by Class I Shares. Payment is made only out of the Fund's assets represented by Class I Shares. No payments are made with respect to assets represented by Class Y Shares.

"Transfer on Death" ("TOD") Registration (Not available for Class I Shares)

         If you own Class Y Shares, the Fund generally permits "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                           Dividends and Distributions

"How are dividends and distributions determined?"

         The Fund distributes dividends from net investment income, if any, on an annual basis following the end of its fiscal year which was March 31st and beginning December 31, 2001 will be the calendar year. Because the Fund invests primarily in equity securities, distributions from the Fund, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items in December. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by the Fund with respect to each class of its shares are calculated at the same time and in the same manner. The per share dividends and distributions on Class I Shares will be lower than the per share dividends on Class Y Shares as a result of the higher service and distribution fees applicable to Class I Shares. In addition, the dividends and distributions of each class can vary because each class will bear certain class-specific charges.


         Dividends and distributions will automatically be reinvested in full and fractional shares of the Fund of the same class at net asset value on the record date for the dividend or distribution, unless you elect otherwise.


         If you own or purchase Class Y Shares, you may choose to have all or any part of your dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

         You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

         All arrangements for the payment of dividends and distributions with respect to Class I Shares, including reinvestment of dividends, must be made through financial intermediaries.

         All Class Y shareholders, whether their dividends or distributions are received in cash or reinvested, will receive a quarterly statement indicating the current status of their investment account with the Fund. Financial intermediaries provide their own statements of Class I Shares accounts.

         If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Fund may be required to impose backup withholding upon payment of redemptions to shareholders, and from capital gains distributions (if any). The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

                                 Tax Information

         Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares.

         Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Fund are also subject to applicable state income taxes. Consult your tax adviser.

                           Aquila Cascadia Equity Fund
                              Financial Highlights
                              For a share outstanding throughout the period

         The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                  Class Y
                         Year Ended                         Period Ended
                         March 31,                           March 31,
                         2001    2000     1999      1998     1997

Net Asset Value,
 Beginning
 of Period......        $22.89  $16.55   $16.94    $12.96    $12.00
Income (loss) from
Investment
Operations:
 Net investment
 loss       ..........   (0.10)  (0.05)     -        -         -
Net gain on securities
 (both realized
 and unrealized)..       (6.87)   7.08    (0.39)     3.98      0.96
Total from Investment
 Operations.......       (6.97)   7.03    (0.39)     3.98      0.96
Less Distributions:
Distributions from
 capital gains.......    (0.32)  (0.69)    -          -         -

Net Asset Value,
 End of Period......     $15.60  $22.89   $16.55   $16.94    $12.96

Total Return
 (not reflecting sales
  charge)    ......      (30.64)% 43.32%   (2.30)%  30.71%    8.00%+

Ratios/Supplemental Data
  Net Assets, End of
  Period (thousands)     $9,534  $14,621  $12,202  $12,649   $7,393
  Ratio of Expenses
  to Average Net
  Assets                  1.41%   1.42%    1.66%    1.52%    1.40%*
  Ratio of Net Investment
  Loss to Average
  Net Assets.....        (0.52)% (0.28)%     -      0.07%   (0.16)%*
  Portfolio Turnover
  Rate.........          28.77%  37.46%   26.62%   29.38%    3.53%

The expense and net investment loss ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:

  Ratio of Expenses to
  Average Net Assets
                         2.35%   2.20%    2.11%     2.51%    4.38%*
  Ratio of Net Investment
   Loss to Average Net
   Assets               (1.46)% (1.06)%  (0.45)%   (0.92)%  (3.14)%*

The expense ratios after giving effect to the waivers, expense reimbursements and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net Assets     1.39%   1.40%    1.55%     1.50%    1.24%*

 (1) For the period August 13, 1996 (commencement of operations) through March 31, 1997.

+ Not annualized.

* Annualized.

[Inside back cover]

Founder, Adviser and Administrator
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
Ferguson, Wellman Capital Management, Inc.
888 SW Fifth Avenue, Suite 1200
Portland, OR 97204-2026

Board of Trustees
Lacy B. Herrmann, Chairman
Vernon R. Alden
David B. Frohnmayer
James A. Gardner
Diana P. Herrmann
Sterling K. Jenson
Timothy J. Leach
Raymond H. Lung
John W. Mitchell
Ralph R. Shaw

Officers
Lacy B. Herrmann, President
James M. McCullough, Senior Vice President
Kimball L. Young, Senior Vice President
Sherri Foster, Vice President
Diana P. Herrmann, Vice President
Christine L. Neimeth, Vice President
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

Distributor
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

Independent Auditors
KPMG LLP
757 Third Avenue
New York, New York 10017

Legal Counsel
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

[Left column-Back cover]

         This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Fund and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Fund available to you.

         You can get additional information about the Fund's investments in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can get the SAI and the Fund's annual and semi-annual reports without charge, upon request by calling 800-437-1000.

         In addition, you can review and copy information about the Fund (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail; request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Fund is registered with the SEC under the Investment Company Act of 1940 is 811-4083.

Table of Contents

The Fund's Objective, Investment Strategies
and Main Risks..................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Fund...................
Investment of the Fund's Assets.................
Fund Management................................
Net Asset Value Per Share.......................
Purchases .......................................
Redeeming Your Investment.......................
Alternate Purchase Plans.........................
Dividends and Distributions......................
Tax Information.................................
Financial Highlights.............................

Aquila
[LOGO]
Aquila
Cascadia
Equity Fund

PROSPECTUS


One of The
Aquilasm Group Of Funds

                                   PROSPECTUS


To receive a free copy of the Fund's SAI, annual or semi-annual report, or other information about the Fund, or to make shareholder inquiries call:

                    the Fund's Shareholder Servicing Agent at
                             800-437-1000 toll free

                             or you can write to:

                                    PFPC Inc
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-437-1020 or 212-697-6666

This Prospectus should be read and retained for future reference

                           Aquila Cascadia Equity Fund
                          380 Madison Avenue Suite 2300
                               New York, NY 10017
                                  800-437-1020
                                  212-697-6666
 Statement of Additional Information                     July 31, 2001


         This Statement of Additional Information (the "SAI") is not a Prospectus. There are two Prospectuses for the Fund dated July 31, 2001: one Prospectus describes Front-Payment Class Shares ("Class A Shares") and Level-Payment Class Shares ("Class C Shares") of the Fund and the other describes Institutional Class Shares ("Class Y Shares") and Financial Intermediary Class Shares ("Class I Shares") of the Fund. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to it at: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling:

                             800-437-1000 toll free

or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at

      380 Madison Avenue, Suite 2300, New York, New York 10017;
                                  or by calling:
                                  800-437-1020
                                 or 212-697-6666

Financial Statements

         The financial statements for the Fund for the year ended March 31, 2001, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of the Fund can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.


                                            TABLE OF CONTENTS
Fund History.........................................................2
Investment Strategies and Risks......................................2
Fund Policies........................................................8
Management of the Fund...............................................9
Ownership of Securities.............................................15
Investment Advisory and Other Services..............................16
Brokerage Allocation and Other Practices............................29
Capital Stock.......................................................29
Purchase, Redemption, and Pricing of Shares.........................31
Additional Tax Information..........................................39
Underwriters........................................................40
Performance.........................................................40
Appendix A..........................................................43




                           Aquila Cascadia Equity Fund

                       Statement of Additional Information

                                  Fund History

         The Fund is an open-end, diversified management investment company originally organized in 1982 under the name Short Term Asset Reserves, as a Massachusetts business trust. From that date until 1993 it operated as a money-market fund. In 1993 it ceased operations. In 1996, its name was changed to Aquila Cascadia Equity Fund.

                         Investment Strategies and Risks

         The Fund's investment objective is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of companies having a significant business presence in the general Investment Region of our country, consisting of Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii.

                             Convertible Securities

         The Fund may invest up to 25% of its assets in convertible securities, primarily of Investment Region Companies, if the Sub-Adviser believes there is potential of capital growth through the conversion option and greater investment income prior to conversion. Only convertible securities rated investment grade by a nationally recognized statistical rating organization will be purchased. In general, there are nine separate credit ratings ranging from the highest to the lowest quality standards for debt obligations. Obligations rated within the four highest ratings are considered "investment grade." Not more than 5% of the Fund's net assets may be invested in such securities having the lowest of the four investment grade ratings. Obligations rated in the fourth such credit rating are considered by the rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. See below for a description of these organizations and an explanation of their ratings.

         A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the dividends received from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords the opportunity through its conversion feature to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

         In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         There are two types of risk generally associated with owning fixed-income securities: interest rate risk and credit risk. Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of fixed-income securities will normally decline and if interest rates fall, the value of fixed-income securities will normally increase. All fixed-income securities, including U.S. government securities, which are generally considered to be the most creditworthy of all fixed-income obligations, are subject to interest rate risk. Securities with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities. Other economic factors may also affect the value of fixed-income securities. Credit risk relates to the ability of the issuer to make periodic interest payments as scheduled and ultimately repay principal at maturity.

                                    Warrants

         The Fund may also invest up to 5% of its net assets, as determined at time of purchase, in warrants of Investment Region Companies. Warrants entitle the holder to purchase a fixed number of shares of the common stock of the issuer at a fixed price during certain specified times. The value of the warrants from time to time depends upon the market evaluation of the likelihood that exercise of the warrants would be economically advantageous before they expire. The market price of warrants tends to be more volatile than that of the underlying common stock.

                         Lending of Portfolio Securities

         In order to generate additional income, the Fund may lend portfolio securities, up to 25% of the net assets, to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will enter into loan arrangements only with broker-dealers, banks, or other institutions which the Sub-Adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or short-term U.S. Government securities equal at least to 100% of the value of the securities loaned. The value of the collateral and the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by any finders' fees paid to broker-dealers and any other related expenses.

                             Borrowings by the Fund

         The Fund can borrow money for temporary or emergency purposes from a bank. The Fund will not borrow amounts in excess of 10% of net assets and will not purchase securities if borrowings are equal to or greater than 5% of net assets. The Fund intends primarily to exercise such borrowing authority to meet any abnormal level of shareholder redemptions and under circumstances where redemptions exceed available cash.

                              Repurchase Agreements

         The Fund may purchase securities subject to repurchase agreements, provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by at least one nationally recognized statistical rating organization. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Sub-Adviser will regularly review the financial strength of all parties to repurchase agreements with the Fund.

         Under a repurchase agreement, at the time the Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

         Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Fund or its custodian.

         The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party. However, in the event of bankruptcy or other default by the other party, there may be delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest.

                         Shares of Investment Companies

         The Fund may purchase shares of money-market portfolios of investment companies other than those of the Aquilasm Group of Funds. The Fund will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Fund invests may have a distribution plan under which it may pay for distribution expenses or services. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Fund so invested. The Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.


                              Options Transactions

         The Fund may purchase put and purchase and write (i.e., sell) call options for hedging purposes or in order to generate additional income or for taking a position in a security deemed attractive by the Sub-Adviser. The Fund will purchase or write options only on equity securities that are traded on national securities exchanges or that are listed on NASDAQ. The Fund may purchase put and write call options only on equity securities which are held in the Fund's investment portfolio or to close out positions. Additionally, the Fund may purchase calls on securities which are not in the Fund's portfolio or to close out positions.

         The Fund will not (a) write call options if immediately after any such transaction, the aggregate value of the securities underlying the calls would exceed 20% of the Fund's net assets, or (b) purchase put or call options if, immediately after such purchases, the premiums paid for all such options owned at the time would exceed 5% of the Fund's net assets. The Fund will not write put options except to close out positions.

         While the Fund may engage in puts and calls to a limited extent, there are certain risks associated with this activity that are different than investing in the underlying securities directly. Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Sub-Adviser's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include dependence upon the Sub-Adviser's ability to predict correctly movements in the direction of securities prices and the possible absence of a liquid secondary market for any particular instrument at any time.

                          Writing Covered Call Options

         The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund to generate additional income from option premiums. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security underlying the option. Covered call options will generally be written on securities which, in the opinion of the Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time prior to a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option which he previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation
(OCC) and of the Exchanges. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. The Fund will not write call options on when-issued securities.

         Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration date of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or a loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account. The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. In determining whether a particular call option should be written on a particular security, the Sub-Adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

         If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with rules of the OCC, which is an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Federal Income Tax Treatment of Covered Call Options.

         Expiration of an option or entry into a closing purchase transaction will result in a capital gain. If the option is "in-the-money" (i.e., the option strike price is less than the market value of the security covering the option) at the time it was written, any gain or loss realized as a result of the closing purchase transaction will be long-term capital gain or loss, if the security covering the option was held for more than 12 months prior to the writing of the option. The holding period of the securities covering an "in-the-money" option will not include the period of time the option is outstanding. If the option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option, and in determining such gain or loss the premium will be included in the proceeds of the sale.

         If the Fund writes options other than "qualified covered call options," as defined in the Internal Revenue Code, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold. In addition, any options written against securities other than stocks will be considered to have been closed out at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss.


                             Purchasing Put Options

         The Fund may purchase put options on an underlying security owned by the Fund. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities. The example of such use of put options is provided below. The Fund will not purchase options for leverage purposes.

         The Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of its security. Such hedge protection is provided only during the life of the put option when the Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Sub-Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

         The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. The option will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

                               Writing Put Options

         The Fund will not write put options except to close out transactions as described above.

                             Purchasing Call Options

         The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below. The Fund will not purchase options for leverage purposes.

         Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to fix its cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of stock that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

          The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

                   Risks Associated with Options Transactions

         Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Sub-Adviser's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include (i) dependence upon the Sub-Adviser's ability to predict correctly movements in the direction of securities prices; (ii) imperfect correlation between the price of options and the movements in the prices of securities being hedged; (iii) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse consequences and (vi) the possible inability of the Fund to purchase or sell portfolio securities at a time when it would otherwise be favorable to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because of the requirement for the Fund to maintain "cover" or to segregate securities in connection with a hedging transaction.

                               Portfolio Turnover

         A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average value of such securities during the year, excluding certain short term securities. Since the turnover rate of the Fund will be affected by a number of factors, the Fund is unable to predict what rate the Fund will have in any particular period or periods, although such rate is not expected to exceed 60%. The factors which may affect the rate include (i) the possible necessary sales of portfolio securities to meet redemptions; and
(ii) the possibility of purchasing or selling portfolio securities without regard to the length of time they have been held to attempt to take advantage of market opportunities and to avoid market declines. Short-term trading increases portfolio turnover and transaction costs.

                                  Fund Policies
Investment Restrictions

         The Fund has a number of policies concerning what it can and cannot do. Those that are called fundamental policies cannot be changed unless the holders of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a "majority" of the Fund's outstanding shares means the vote of the holders of the lesser of
(a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented; or (b) more than 50% of the Fund's outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below:

1. The Fund invests only in certain limited securities.

         The Fund cannot buy any securities other than those discussed under "Investment of the Fund's Assets" in the Prospectus and "Investment Strategies and Risks" in the SAI; therefore the Fund cannot buy any commodities or commodity contracts, any mineral related programs or leases or combinations thereof.

         The Fund cannot purchase or hold the securities of any issuer if, to its knowledge, any Trustee, Director or officer of the Fund or its Sub-Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

         The Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it can otherwise buy even though the issuer invests in real estate or has interests in real estate.

2. The Fund does not buy for control.

         The Fund cannot invest for the purpose of exercising control or management of other companies.

3. The Fund does not sell securities it does not own or borrow from brokers to buy securities.

         Thus, it cannot sell short or buy on margin; however, the Fund can make margin deposits in connection with the purchase or sale of options and can pay premiums on these options.

4. The Fund is not an underwriter.

         The Fund cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

5. The Fund has industry investment requirements.

         The Fund cannot buy securities in any one industry if more than 25% of its total assets would then be invested in securities of that industry.

6. The Fund can make loans only by lending securities or entering into repurchase agreements.

         The Fund can lend its portfolio securities and can enter into repurchase agreements but cannot otherwise make loans. The Fund can buy debt securities as described above; this is investing, not making a loan.

7. The Fund can borrow only in limited amounts for special purposes.

         The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income.

         Except in connection with borrowings, the Fund will not issue senior securities.

         The Fund will not purchase any security while it has any outstanding borrowings which exceed 5% of the value of its total assets.

                             Management of the Fund

The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.




Trustees and Officers

         The Trustees and officers of the Fund, their ages, their affiliations, if any, with the Adviser or the Distributor and their principal occupations during at least the past five years are set forth below. None of the Trustees or officers of the Fund is affiliated with the Sub-Adviser. Mr. Herrmann is an interested person of the Fund as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Fund and a director, officer and shareholder of the Adviser and the Distributor. Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as an officer, director and shareholder of the Adviser and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other. They are so designated by an asterisk.


        In the following material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund (this Fund) and Aquila Rocky Mountain Equity Fund are called the "Aquila Equity Funds."

Name, Position                              Business Experience
with the Fund,
Age

Lacy B. Herrmann*    Founder and Chairman of the Board of Aquila Management
Chairman of the      Corporation, the sponsoring organization and Manager or
Board of Trustees    Administrator and/or Adviser or Sub-Adviser to the Aquila
380 Madison Avenue   Money- Market Funds, the Aquila Bond Funds and the Aquila,
New York, NY 10017   Equity Funds and Founder, Chairman of the Board of
Age: 72              Trustees and (currently or until 1998) President of
                     each since its establishment, beginning in 1984; Director of Aquila Distributors, Inc., distributor of the above funds, since 1981 and formerly Vice President or
                     Secretary, 1981-1998; President and
                     a Director of STCM Management
                     Company, Inc., sponsor and
                     sub-adviser to Capital Cash
                     Management Trust and Capital Cash
                     U.S. Government Securities Trust;
                     Founder and Chairman of several
                     other money market funds; Director
                     or Trustee of OCC Cash Reserves,
                     Inc. and Quest For Value
                     Accumulation Trust, and Director or
                     Trustee of Oppenheimer Quest Value
                     Fund, Inc., Oppenheimer Quest Global
                     Value Fund, Inc. and Oppenheimer
                     Rochester Group of Funds, each of
                     which is an open-end investment
                     company; Trustee of Brown
                     University, 1990-1996 and currently
                     Trustee Emeritus; actively involved
                     for many years in leadership roles
                     with university, school and
                     charitable organizations.

David B. Frohnmayer  President, University of Oregon since 1994;
Trustee              Dean of the University
110 Johnson Hall     of Oregon Law School, 1992-1994; Attorney General of the
Eugene, OR 97403     State University of Oregon , 1981-1991; Trustee of Aquila
Age: 61              Cascadia Equity Fund and Tax-Free Trust of Oregon
                     since 1997.



James A. Gardner     President of Gardner Associates, an investment
Trustee              and real estate firm,
1336 NE Eby Ave      since 1970; President Emeritus of Lewis and Clark College
Terrebonne, OR       and Law
97760                School since 1989 and President, 1981-1989; Program
Age:58               Officer and
                     County representative of the Ford Foundation, 1969-1981;
                     Lecturer and Assistant Director of Admissions of Harvard
                     College, 1968-1969; Member of the Oregon Young Presidents
                     Organization since 1983; Member
                     of the Council on Foreign Relations
                     since 1988; Founding Member of the
                     Pacific Council since 1995; Trustee
                     of Tax-Free Trust of Oregon since
                     1986 and of Cascades Cash Fund,
                     1989-1994; Trustee of Aquila
                     Cascadia Equity Fund since 1996;
                     Director of the Oregon High Desert
                     Museum since 1989; active in civic,
                     business, educational and church
                     organizations in Oregon.

Diana P. Herrmann*   President and Chief Operating Officer of the
Trustee and Vice     Adviser since 1997, a Director since 1984,
President            Secretary since 1986 or Vice President,
380 Madison Avenue   and previously its Executive Vice President,
New York,            Senior Vice President
NY 10017             1986-1997; President of various Aquila Bond and
Age: 43              Money-Market Funds since 1998; Assistant Vice President,
                     Vice President,
                     Senior President or Executive Vice President of Aquila
                     Money-Market, Bond and Equity Funds since 1986;
                     Trustee of a number of Aquila Money- Market, Bond and Equity Funds since
                     1995; Trustee of Reserve
                     Money-Market Funds, 1999-2000 and of
                     Reserve Private Equity Series,
                     1998-2000; Assistant Vice President
                     and formerly Loan Officer of
                     European American Bank, 1981-1986;
                     daughter of the Fund/Trust's
                     Chairman; Trustee of the Leopold
                     Schepp Foundation (academic
                     scholarships) since 1995; actively
                     involved in mutual fund and trade
                     associations and in college and
                     other volunteer organizations.

Sterling K. Jenson   Managing Principal, Institutional Asset Management,
Trustee              Wells Fargo,
568 South 350 East   2000-present; First Security Investment Management
Farmington, UT 84025 1995-2000 and Senior Vice President,
Age: 49              1990-1995; Chartered Financial
                     Analyst(CFA) since 1984; Trustee of
                     Aquila Cascadia Equity Fund and
                     Tax-Free Trust of Oregon since
                     1999; past President of Salt Lake
                     City Society of Financial Analysts
                     (1996-1997); member of various
                     investment-related and charitable
                     organizations

Timothy J. Leach     Executive Vice President & Chief Investment
Trustee              Officer, Private Asset Management, Wells Fargo,
420 Montgomery St    San Francisco, CA, 1999-present;
San Francisco, CA    President and Chief Investment Officer of
94104                ABN Amro Asset Management(USA), 1998-1999;
Age: 45              President & Chief Investment Officer of
                     Qualivest Capital Management Inc. and Senior
                     Vice President & CIO, Trust & Investment Group,
                     US Bancorp,
                     Portland, OR, 1994-1998. Member of the San Francisco
                     Society of Financial Analysts.

Raymond H. Lung      Retired; Trustee of Qualivest Group of
Trustee              Funds, 1994-1997; Executive Vice
16199 NW             President and Executive Trust Officer of
Canterwood Way,      U.S. National Bank of Oregon, 1989-1991;
Portland, OR 97229   Senior Vice President and Executive Trust
Age: 74              Officer, 1980-1989; various other management
                     positions, 1954-1980; Member of the
                     Executive Committee of the Trust
                     Division of American Bankers
                     Association, 1986-1988; Director of
                     Pacific Securities Depository Trust
                     Company and Pacific Clearing
                     Corporation (subsidiaries of the
                     Pacific Stock Exchange), 1980-1987;
                     Director of Collins Pine Company
                     and Ostrander Companies (lumber and
                     oil), 1980-1990; Trustee of
                     Tax-Free Trust of Oregon since
                     1992, of Cascades Cash Fund,
                     1992-1994 and of Aquila Cascadia
                     Equity Fund since 1996.

John W. Mitchell     Principal of M & H Economic
Trustee              Consultants; Economist, Western Region,
P.O. Box 40012       for U. S. Bancorp since 1998;
Portland, OR 97240   Chief Economist of U.S. Bancorp,
Age: 57              Portland, Oregon, 1983-1998;
                     Professor of Boise State
                     University, 1970-1983; Member of
                     the Oregon Governor's Council of
                     Economic Advisors, 1984-1998;
                     Chairman of the Oregon Governor's
                     Technical Advisory Committee for
                     Tax Review in 1998; Trustee of
                     Aquila Cascadia Equity Fund and Tax
                     Free Trust of Oregon since 1999.

Ralph R. Shaw        General Partner, Shaw Management Company,
Trustee               an investment counseling firm , since
400 SW Sixth Avenue   1980, of Shaw Venture Partners since 1983,
Suite 1100            of Shaw Venture Partners II since 1987
Portland, OR 97204    and of Shaw Venture Partners III since 1994
Age: 62               (US Bancorp, parent of the  Sub-Adviser, is a
                      limited partner in the last three ventures) Mr.
                      Shaw presently serves on the boards of directors of Schnitzer Steel Industries,Inc., Magni Systems,
                      Inc., Micromonitors, Inc., Integra Telecom, Inc.
                      (formerly OGIT Communications, Inc.), Dendreon
                      Corporation (formerly Activated Cell Therapy, Inc.),
                      LaTIS, Inc., Industrial Devices Corporation, Telestream,
                      Inc., 3PF.COM, Inc. (formerly ComAlliance, Inc.),
                      Automation Solutions International and BMG Seltec Corp.
                      Additionally, he serves on the Board of Advisors of K-2
                      Designs, Inc. and as trustee of the Tax-Free Trust of Oregon and Aquila Cascadia Equity Fund since 2000.
                      He is active in local civic and charitable organizations.

James M. McCullough   Senior Vice President of Aquila
Senior Vice           Cascadia Equity Fund, Aquila Rocky
President             Mountain Equity Fund, Tax-Free Fund
2019 Lloyd Center     of Colorado and Tax-Free Trust of Oregon since
Portland, OR 97232    1999 and of Aquila Distributors since 2000;
Age: 56               Vice President, Churchill Tax-Free Fund of
                      Kentucky since 2000; Director of Fixed Income
                      Institutional Sales,
                      CIBC Oppenheimer & Co. Inc., Seattle, WA, 1995-1999;
                      Sales Manager,
                      Oregon Municipal Bonds, Kidder, Peabody, Inc.,
                      (acquired in 1995 by
                      Paine, Webber) Portland, OR, 1994-1995.

Kimball L. Young      Co-Founder of Lewis Young Robertson &
Senior Vice           Burningham, Inc., a NASD licensed
President             broker/dealer providing public
2049 Herbert          finance services to Utah local
Avenue                governments, 1995-present; Senior Vice
Salt Lake City,       President of Tax-Free Trust of Arizona,
UT 84108              Tax-Free Fund For Utah, Aquila
Age: 54               Cascadia Equity Fund and Aquila Rocky Mountain
                      Equity Fund. Formerly Senior Vice President-
                      Public Finance, Kemper Securities Inc., Salt Lake
                      City, Utah.

Sherri Foster         Senior Vice President of Hawaiian
Senior Vice           Tax-Free Trust since 1993,
President             Vice President, 1988-1992
100 Ridge Road        and Assistant Vice President, 1985-1988;
Suite 1813-15         Vice President of and Pacific Capital Cash Assets Trust,
Lahaina, HI 96761     Pacific Capital Tax-Free Cash Assets Trust and Pacific
Age: 51               Capital U.S.Government Securities Cash Assets Trust
                      since 1997; Assistant Vice President of Pacific
                      Capital Cash Assets Trust since 1985
                      and of Pacific Capital Tax-Free Cash Assets
                      Trust and Pacific Capital U.S.
                      Government Securities Cash Assets
                      Trust since 1988; Vice President of
                      Aquila Cascadia Equity Fund since
                      1998; Registered Representative of
                      the Distributor since 1985;
                      Realtor-Associate of Tom Soeten
                      Realty; Sherian Bender Realty,
                      successor to John Wilson
                      Enterprises, 1983-1998; Executive
                      Secretary of the Hyatt Regency,
                      Maui, 1981-1983; member, Financial
                      Planning Association of Hawaii and
                      various associations of realtors.

Christine L. Neimeth  Vice President of Aquila Rocky Mountain
Vice President        Equity Fund since 1999 and of Aquila Cascadia
2019 Lloyd Center     Equity Fund and Tax-Free Trust of
Portland, OR 97232    Oregon since 1998; Management Information
Age: 37               Systems consultant, Hillcrest Ski and
                      Sport, 1997; Institutional Municipal Bond
                      Salesperson, Pacific Crest
                      Securities, 1996; Institutional
                      Bond Broker, Hilliard Farber and
                      Company 1991-1995; Bond Trader,
                      Bear Stearns and Company, 1989-91.
                      Active in college alumni and
                      volunteer organizations.

Rose F. Marotta       Chief Financial Officer of the Aquila
Chief Financial Officer  Money-Market, Bond and Equity Funds
380 Madison Avenue    since 1991 and Treasurer, 1981-1991;
New York, NY          formerly Treasurer of the predecessor of
10017                 Capital Cash Management Trust; Treasurer
Age: 77               and Director of STCM Management Company,
                      Inc., since 1974; Chief Financial Officer of the
                      Adviser since 1984 and of the Distributor, 1985-2000.

Joseph P. DiMaggio    Treasurer of the Aquila Money-Market,
Treasurer             Bond and Equity Funds. Treasurer of Aquila
380 Madison Avenue    Distributors, Inc. since 2000; Controller of
New York, NY 10017    Van Eck Global Funds, 1993-2000; Mutual
Age: 44               Fund Accounting Manager of Alliance
                      Capital Management L.P., 1985-1993.

Lori A Vindigni       Assistant Vice President of Aquila Management
Assistant Treasurer   Corporation since 1998, formerly Fund Accountant
380 Madison Avenue    for the Aquila Group of Investment Companies
New York, NY          since 1995; Staff Officer and Fund Accountant of
10017                 Citibank Global Asset Management Group of
Age: 34               Investment Companies, 1994-1995; Fund Accounting
                      Supervisor of Dean Witter Group of Investment
                      Companies, 1990-1994.

Edward M. W. Hines    Partner of Hollyer Brady Smith & Hines
Secretary             LLP, attorneys, since 1989 and counsel,
551 Fifth Avenue      1987-1989; Secretary of the Aquila Money-Market,
New York, NY          Bond and Equity Funds since 1982; Secretary
10176                 of Trinity Liquid Assets Trust, 1982-1985 and
Age: 61               Trustee of that Trust, 1985-1986; Secretary of
                      Oxford Cash Management Fund, 1982-1988.

Robert W. Anderson    Compliance Officer of Aquila Management
Assistant Secretary   Corporation since 1998 and Assistant
380 Madison Avenue    Secretary of the Aquila Money-Market Funds
New York, NY 10017    and the Aquila Bond and Equity Funds since 2000;
Age: 60               Consultant, The Wadsworth Group, 1995-1998;
                      Executive Vice President of
                      Sheffield Management Company
                      (investment adviser and distributor
                      of a mutual fund group), 1986-1995.

John M. Herndon       Assistant Secretary of the Aquila Money-
Assistant Secretary   Market, Bond and Equity Funds since 1995
380 Madison Avenue    and Vice President of the Aquila Money-
New York, NY          Market Funds since 1990; Vice President of
10017                 the Advisor since 1990; Investment
Age: 61               Services Consultant and Bank Services Executive
                      of Wright Investors' Service, a
                      registered investment adviser,
                      1983-1989; Member of the American
                      Finance Association, the Western
                       Finance Association and the Society
                      of Quantitative Analysts.

                              Trustee Compensation

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Adviser or the Sub-Adviser. For its fiscal year ended March 31, 2001 the Fund paid a total of $22,147 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.


         The Fund is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money market funds and equity funds. The following table lists the compensation of all Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila group.

                                 Total
                                 Compensation              Number of
                 Aggregate       from all                  boards on
                 Compensation    funds in the              which the
Name and         from the        Aquilasm                  Trustee
Title            Fund           Group                      now serves


David
Frohnmayer           $2,400           $10,000                2

James A.
Gardner              $3,450           $14,150                2

Sterling K
Jenson               $2,400          $11,150                 2

Timothy J. Leach     $0               $0                     2

Raymond H.
Lung                 $2,750           $11,850                2

John
Mitchell             $2,750           $11,500                2

Ralph R. Shaw        $2,400           $11,500                2





Ownership of Securities

On July 1, 2001, the following institutional holders held 5% or more of the Fund's outstanding shares. On the basis of information received from the holders the Fund's management believes that all of the shares indicated are held for the benefit of clients

Name and address          Number of shares                   Percent of class
of the institutional
holder


Merrill Lynch Pierce
Fenner & Smith,
Jacksonville, FL           27,077.830 Class A Shares                   27%
                           89,966.425 Class C Shares                   90%
                           92,699.936 Class Y Shares                   16%
Donaldson, Lufkin,
Jenerette
P.O. Box 2052
Jersey City, NJ            7,391.394 Class A Shares                    7%

Charles
Schwab & Co, Inc.
101 Montgomery St.
San Francisco, CA           57,112.916 Class Y Shares                 9.5%%

Currie & Co
P.O. Box 3199
New York, NY                67,767.029 Class Y Shares                 11%

Union Bank
As nominee
P.O. Box 85484
San Diego, CA               46,067.832 Class Y Shares                 7.67%

The Fund's management is not aware of any other person beneficially owning more than 5% of its outstanding shares as of such date.

Management Ownership

         As of the date of this SAI, all of the Trustees and officers as a group owned less than 1% of The Fund's outstanding shares.


                     Investment Advisory and Other Services

Information about the Adviser, the Sub-Adviser and the Distributor

         The Fund's Adviser is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of June 30, 2001, these funds had aggregate assets of approximately $3.2 billion. The Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

     Mr. Herrmann and Ms. Herrmann are affiliated with the Fund as officers and Trustees. Mr. Herrmann controls the Adviser, as described above, and Ms. Herrmann is an officer and a director of the Adviser.

Information as to the Advisory and Administration Agreement

         The Advisory and Administration Agreement between Aquila Management Corporation, as Adviser and Administrator, and the Fund contains the provisions described below in addition to those described in the Prospectus.

         Subject to the control of the Fund's Board of Trustees, the Adviser provides all administrative services to the Fund other than those relating to its investment portfolio handled by the Sub-Adviser under the Sub-Advisory Agreement; as part of such duties, the Adviser (i) provides office space, personnel, facilities and equipment for the performance of the following functions and for the maintenance of the Fund's headquarters; (ii) oversees all relationships between the Fund and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation, subject to the approval of the Fund's Board of Trustees, of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation and for the sale, servicing, or redemption of the Fund's shares; (iii) either keeps the accounting records of the Fund, including the computation of net asset value per share and the dividends (provided that daily pricing of the Fund's portfolio is the responsibility of the Sub-Adviser under the Sub-Advisory Agreement) or, at its expense and responsibility, delegates such duties in whole or in part to a company satisfactory to the Fund; (iv) maintains the Fund's books and records and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Fund's insurance relationships; (v) prepares, on the Fund's behalf and at its expense, such applications and reports as may be necessary to register or maintain the Fund's registration or that of its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Fund's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since the Fund pays its own legal and audit expenses, to the extent that the Fund's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Fund.

         The Advisory and Administration Agreement further provides with respect to advisory services that subject to the direction and control of the Board of Trustees of the Fund, the Adviser shall review with the Sub-Adviser the investment activities of the Fund and in conjunction with the Sub-Adviser shall make such periodic reports to the Board of Trustees of the Fund as may be appropriate, and in addition, the Adviser shall provide such advisory services to the Fund, in addition to those services provided by the Sub-Adviser, as the Adviser deems appropriate; as part of any such services, the Adviser shall at its discretion: (i) provide the Sub-Adviser and the Fund with overall market analysis; (ii) provide the Sub-Adviser and the Fund with material relevant to the investment of the assets of the Fund in securities of issuers in various states; (iii) provide the Sub-Adviser and the Fund such other investment advice as it considers necessary or appropriate; (iv) consult with the Sub-Adviser in connection with the Sub-Adviser's duties under the Sub-Advisory Agreement; and
(v) otherwise assist the Sub-Adviser, and itself directly act (in coordination with the Sub-Adviser and as may be agreed among them with respect to a portion of, or all of, the Fund's portfolio), to (A) supervise continuously the investment program of the Fund and the composition of its portfolio; (B) determine what securities shall be purchased or sold by the Fund; and (C) arrange for the purchase and the sale of securities held in the portfolio of the Fund.

         The Advisory and Administration Agreement further provides with respect to possible advisory services that subject to the direction and control of the Board of Trustees of the Fund, in the event of the termination of the Sub-Advisory Agreement, the Adviser shall act as managerial investment adviser to the Fund with respect to the investment of the Fund's assets, and supervise and arrange the purchase of securities for and the sale of securities held in the portfolio of the Fund, and the fee payable to the Adviser shall be increased to the amount provided in sub-section 4(b) thereof, provided, however, that (i) within two weeks of notice of termination of the Sub-Advisory Agreement being delivered by the Fund or by the Sub-Adviser, or termination of the Sub-Advisory Agreement for any other reason, or within such longer period as shall have been specified by the Board of Trustees, the Adviser shall have provided the Board of Trustees information of the kind required in connection with annual renewal of agreements under Section 15(c) of the Act, and (ii) within thirty days of the termination of the Sub-Advisory Agreement, the assumption of such duties by the Adviser shall have been approved by a vote of the Trust's Board of Trustees, including a vote of a majority of the Trustees who are not parties to this Agreement or "interested persons" (as defined in the Act) of any such party, with votes cast in person at a meeting called for the purpose of voting on such approval.

         In the event that the Adviser assumes such duties, it shall (i) supervise continuously the investment program of the Fund and the composition of its portfolio; (ii) determine what securities shall be purchased or sold by the Fund; (iii) arrange for the purchase and the sale of securities held in the portfolio of the Fund; and (iv) at its expense provide for pricing of the Fund's portfolio daily using a pricing service or other source of pricing information satisfactory to the Fund and, unless otherwise directed by the Board of Trustees, provide for pricing of the Fund's portfolio at least quarterly using another such source satisfactory to the Fund.

         In the event that the Adviser assumes the duties of managerial investment adviser to the Fund with respect to investment of the Fund's assets following approval by the Fund's Board of Trustees, the Fund shall pay the Adviser, and the Adviser shall accept as full compensation for all services rendered under the Advisory and Administration Agreement, a fee payable monthly and computed on the net asset value of the Fund at the end of each business day at the annual rate of 1.50% of such net asset value on net assets of the Fund up to $15,000,000, 1.20% on net assets of the Fund above $15,000,000 to $50,000,000 and 0.90 of 1% of the Fund's net assets above $50,000,000.

         In the event of termination of the Sub-Advisory Agreement, if the Adviser does not elect to assume the duties of managerial investment adviser or if its election as managerial investment adviser is not approved by the Board of Trustees, the Adviser shall act as acting investment adviser until a new investment adviser has been appointed. In such event, the Fund shall pay the Adviser an amount in addition to the amounts it is being paid for advisory and administrative services as described in the Prospectus, which does not exceed its costs for its services as acting managerial investment adviser, but in no event more that the amounts set forth in the preceding paragraph.

         The Advisory and Administration Agreement contains provisions as to the Adviser's allocation of the portfolio transactions of the Fund similar to those in the Sub-Advisory Agreement.

         The Advisory and Administration Agreement may be terminated at any time without penalty by the Adviser upon sixty days' written notice to the Fund and the Sub-Adviser; it may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by a vote of a majority of the Trustees in office at the time, including a majority of the Trustees who are not interested persons of the Fund. The Advisory and Administration Agreement will otherwise continue indefinitely. In either case the notice provision may be waived. The Advisory and Administration Agreement contains a provision under which the Adviser agrees that it will not exercise its termination rights for at least two years from the effective date of the Agreement except for regulatory reasons.

         The Advisory and Administration Agreement provides that the Adviser shall not be liable for any error in judgement or for any loss suffered by the Fund in connection with the matters to which the Advisory and Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Advisory and Administration Agreement. The Fund agrees to indemnify the Adviser to the full extent permitted by the Declaration of Trust.

             Additional Information as to the Sub-Advisory Agreement

         The Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Fund and Ferguson, Wellman, Rudd, Purdy & Van Winkle, Inc. (the "Sub-Adviser") contains the provisions described below, in addition to those described in the Prospectus.

         The Sub-Advisory Agreement may be terminated by the Sub-Adviser at any time without penalty upon giving the Fund sixty days' written notice, and may be terminated by the Fund at any time without penalty upon giving the Sub-Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940
Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined). However, in the Sub-Advisory Agreement, the Sub-Adviser agrees that it will not exercise its termination rights for at least two years from the effective date of the Sub-Advisory Agreement, except for regulatory reasons.

         The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Sub-Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Sub-Adviser to act as investment adviser for any other person, firm or corporation. The Fund agrees to indemnify the Sub-Adviser to the full extent permitted under the Fund's Declaration of Trust.

         The Sub-Advisory Agreement contains the provisions as to the Fund's portfolio transactions discussed below under "Brokerage Allocation and Other Practices."

         The Sub-Advisory Agreement states that it is agreed that the Sub-Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Sub-Adviser for inclusion therein.


                Advisory and Administration and Sub-Advisory Fees

         Under the Advisory and Administration Agreement and the Sub-Advisory Agreement, the Fund pays fees to the Adviser and Sub-Adviser which are payable monthly and computed on the net asset value of the Fund at the end of each business day at different levels, depending on the net assets of the Fund. The aggregate annual rate of the fees payable with respect to net assets at different levels are set forth in the following table:

                                    Aggregate Annual Rates

                                                   Advisory and
Fund Net Assets         Administration Fee        Sub-Advisory Fee   Total

Up to $15 million       0.80 of 1%                0.70 of 1%         1.50%

$15 million up to
  $50 million           0.65 of 1%                0.55 of 1%         1.20%

Above $50 million       0.50 of 1%                0.40 of 1%          0.90%

         The Adviser and the Sub-Adviser may each waive all or part of their respective fees during the early development phase of the Fund. The combined fees paid by the Fund to the Adviser and the Sub-Adviser are higher than those paid by most other investment companies. In authorizing such fees, the Board of Trustees considered a number of factors, including the difficulties of managing a portfolio oriented primarily to the Investment Region, and the expertise with respect to that area possessed by both the Adviser and the Sub-Adviser.

         The Adviser and Sub-Adviser have each agreed that their respective fees shall be reduced, but not below zero, by an amount equal to their respective pro-rata portions (based upon the aggregate fees of the Adviser and the Sub-Adviser) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, exceed the most restrictive expense limitation imposed upon the Fund in the states in which shares are then eligible for sale. At the present time none of the states in which the Fund's shares will be sold have any such limitation.

         During the fiscal years ended March 31, 2001, 2000 and 1999, the Fund accrued fees to the Adviser and Sub-Adviser as follows:

                               Adviser              Sub-Adviser

2001                                $129,697         $113,165
                           waived:  $ 88,034         $ 71,502

2000                                $134,085         $116,921
                           waived:  $ 76,711         $ 59,547

1999                                $120,240         $105,115
                           waived:   $50,196         $ 35,072


         Aquila Distributors, Inc. 380 Madison Avenue, Suite 2300, New York, NY 10017 is the Fund's Distributor. The Distributor currently handles the distribution of the shares of fourteen funds (five money-market funds, seven tax-free municipal bond funds and two equity funds), including the Fund. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


         The shares of the Distributor are owned 24% by Diana P. Herrmann, 72% by Mr. Herrmann and other members of his immediate family and the balance by current employees of Aquila Management Corporation.


Underwriting Commissions

         During the fiscal years ended March 31, 2001, 2000 and 1999, the aggregate dollar amount of sales charges on sales of shares in the Fund was $11,978, $5,494 and $2,380, respectively, and the amount retained by the Distributor was $1,693, $927 and $290, respectively.

         In connection with sales of Class A Shares, the Distributor pays a portion of the sales charge on such shares to dealers in the form of discounts and to brokers in the form of agency commissions (together, "Commissions"), in amounts that vary with the size of the sales charge as follows:

                                                       Commissions
                               Sales Charge as         as
                               Percentage of Public   Percentage of
Amount of Purchase             Offering Price         Offering Price

Less than $50,000                   4.25%                  3.75%

$50,000 but less
than $100,000                       4.00%                  3.50%

$100,000 but less
than $250,000                       3.50%                  3.25%

$250,000 but less
than $500,000                       2.50%                  2.25%

$500,000 but less
than $1,000,000                     1.50%                  1.25%


                                Distribution Plan

         The Fund's Distribution Plan has four parts, relating respectively to distribution payments with respect to Class A Shares (Part I), to distribution payments relating to Class C Shares (Part II), to distribution payments relating to Class I Shares (Part III) and to certain defensive provisions (Part IV).

Provisions Relating to Class A Shares (Part I)

         At the date of the SAI, most of the outstanding shares of the Fund would be considered Qualified Holdings of various broker-dealers unaffiliated with the Adviser or the Distributor. The Distributor will consider shares which are not Qualified Holdings of such unrelated broker-dealers to be Qualified Holdings of the Distributor and will authorize Permitted Payments to the Distributor with respect to such shares whenever Permitted Payments are being made under the Plan.

         Part I of the Plan applies only to the Front-Payment Class Shares ("Class A Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

         As used in Part I of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part I ("Class A Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Front-Payment Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Front-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class A Permitted Payments") to Qualified Recipients, which Class A Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Front-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Front-Payment Class Shares.

         The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) as to the amount of Class A Permitted Payments, if any, to each Qualified Recipient provided that the total Class A Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Front-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

         While Part I is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class A Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, Sub-Adviser or Adviser paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, the Adviser, the Sub-Adviser or the Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         Part I originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part I of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Front-Payment Class Shares class (or of any predecessor class or category of shares, whether or not designated as a class) and a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level-Payment Class Shares and/or of any other class whose shares are convertible into Front-Payment Class Shares. Part I has continued, and will, unless terminated as therein provided, continue in effect, until the June 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part I may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part I applies. Part I may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part I as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

         In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class A Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class A Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or (ii) Class A Plan Agreements entered into thereafter.

Provisions relating to Class C Shares (Part II)

         Part II of the Plan applies only to the Level-Payment Class Shares ("Class C Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

         As used in Part II of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part II ("Class C Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Level-Payment Class Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class C Permitted Payments") to Qualified Recipients, which Class C Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets of the Fund represented by the Level-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) the amount of Class C Permitted Payments, if any, to each Qualified Recipient provided that the total Class C Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

         While Part II is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class C Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, Sub-Adviser or Adviser paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, the Adviser, the Sub-Adviser or the Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         Part II originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part II of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level-Payment Class Shares. Part II has continued, and will, unless terminated as therein provided, continue in effect, until the June 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part II may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part II applies. Part II may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part II as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

         In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class C Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class C Plan Agreements with them shall be their agreements with the Distributor with respect to payments under Part II.

Provisions relating to Class I Shares (Part III)

         Part III of the Plan applies only to the Financial Intermediary Class Shares ("Class I Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

         As used in Part III of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part III ("Class I Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class I Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class I Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class I Permitted Payments") to Qualified Recipients, which Class I Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), a rate fixed for time to time by the Board of Trustees, initially 0.10 of 1% of the average annual net assets of the Fund represented by the Class I Shares, but not more than 0.25 of 1% of such assets. Such payments shall be made only out of the Fund's assets allocable to Class I Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) the amount of Class I Permitted Payments, if any, to each Qualified Recipient provided that the total Class I Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class I Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

         While Part III is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class I Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, Sub-Adviser or Adviser paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the Act, of the Fund, the Adviser, the Sub-Adviser or the Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         Part III originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part III of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Class I Shares Class. Part III has continued, and will, unless terminated as thereinafter provided, continue in effect, until the June 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part III may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part III applies. Part III may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part III as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

         In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class I Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class I Plan Agreements with them shall be their agreements with the Distributor with respect to payments under Part III.

Defensive Provisions (Part IV)

         Another part of the Plan (Part IV) states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments;
(ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders;
(iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

         The Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

         The Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as therein provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be approved in the manner set forth above as to continuance of the Plan.

         The Plan and each Part of it shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended. Specifically, but without limitation, the provisions of Part IV shall be deemed to be severable, within the meaning of and to the extent required by Rule 18f-3, with respect to each outstanding class of shares of the Fund.

                             Payments Under the Plan

         During the fiscal years ended March 31, 2001, 2000 and 1999, payments were made only under Part I of the Plan (Class A Shares) and Part II of the Plan (Class C Shares). All such payments were for compensation. No payments were made under Part III (Class I Shares or Part IV of the Plan (Defensive provisions).

         During the fiscal year ended March 31, 2001, $4,766 was paid to Qualified Recipients under Part I of the Plan, and $15,390 was paid to Qualified Recipients under Part II. Of these amounts, $393 and $2,971, respectively, were paid as compensation to the Distributor, and $4,373 and $12,419, respectively, were paid as compensation to other Qualified Recipients, most of whom are broker/dealers.

                            Shareholder Services Plan

         The Fund has adopted a Shareholder Services Plan (the "Services Plan") to provide for the payment with respect to Class C Shares and Class I Shares of the Fund of "Service Fees" within the meaning of the Conduct Rules of the National Association of Securities Dealers, Inc. The Services Plan applies only to the Class C (Level-Payment) Shares and Class I (Financial Intermediary) Shares of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

Provisions for Level-Payment Class Shares (Part I)

         As used in Part I of the Services Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Level-Payment Class Shares and/or maintenance of Level-Payment Class Shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Fund.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year) 0.25, of 1% of the average annual net assets of the Fund represented by the Level-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. During the fiscal year ended March 31, 2001, Service Fees paid to Qualified Recipients with respect to Class C Shares were $5,130

Provisions for Financial Intermediary Class Shares (Part II)

         As used in Part II of the Services Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Financial Intermediary Class Shares, maintenance of Financial Intermediary Class Shares shareholder accounts and/or pursuant to specific agreements entering confirmed purchase orders on behalf of customers or clients. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Financial Intermediary Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Fund.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Financial Intermediary Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Financial Intermediary Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Financial Intermediary Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. No Class I Shares were outstanding during the years ended March 31, 2001, 2000 and 1999.

General Provisions

         While the Services Plan is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Services Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Fund, the Adviser, the Sub-Adviser or the Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         The Services Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Fund and had no direct or indirect financial interest in the operation of the Services Plan or in any agreements related to the Services Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Services Plan. It will continue in effect for a period of more than one year from its effective date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

         The Services Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

         While the Services Plan is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing therein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Codes of Ethics

         The Fund, the Adviser, the Sub-Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes permit personnel of these organizations who are subject to the codes to purchase securities, including the types of securities in which the Fund invests, but only in compliance with the provisions of the codes.

                     Transfer Agent, Custodian and Auditors

     The Fund's Shareholder Servicing Agent (transfer agent) is PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

     The Fund's Custodian, Bank One Trust Company, N.A., 100 East Broad Street, Columbus, Ohio 43271, is responsible for holding the Fund's assets.

     The Fund's auditors, KPMG LLP, 757 Third Avenue, New York, New York, 10017, perform an annual audit of the Fund's financial statements.




                    Brokerage Allocation and Other Practices

         The Sub-Advisory Agreement contains the following provisions as to the Fund's portfolio transactions. In connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Sub-Adviser shall select such broker-dealers ("dealers") as shall, in the Sub-Adviser's judgment, implement the policy of the Fund to achieve "best execution," i.e., the most favorable price and efficient execution, and accordingly shall seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Sub-Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Sub-Adviser's overall responsibilities. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Sub-Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services and that such research services may or may not be useful to the Fund and may be used for the benefit of the Sub-Adviser or its other clients.

                                  Capital Stock

         The Fund has four classes of shares.

         * Front-Payment Class Shares ("Class A Shares") are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.25% of the public offering price, with lower rates for larger purchases. Class A Shares are subject to a fee under the Fund's Distribution Plan at the rate of 0.25 of 1% of the average annual net assets represented by the Class A Shares.

         * Level-Payment Class Shares ("Class C Shares") are offered to anyone at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC"); this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. For purposes of applying the CDSC and determining the time of conversion, the 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made.

         * Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

         * Financial Intermediary Class Shares ("Class I Shares") are offered and sold only through financial intermediaries with which Aquila Distributors, Inc. has entered into sales agreements, and are not offered directly to retail customers. Class I Shares are offered at net asset value with no sales charge and no redemption fee or contingent deferred sales charge, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares, currently
         0.10 of 1% of such net assets, and a service fee of 0.25 of 1% of such assets.

         The Fund's four classes of shares differ in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All four classes represent interests in the same portfolio of securities and have the same rights, except that each class bears the separate expenses, if any, of its participation in the Distribution Plan and Shareholder Services Plan and has exclusive voting rights with respect to such participation.

         At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment, whether or not affecting the rights of the shareholders, may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund, except that the Fund's Board of Trustees may change the name of the Fund.

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values. Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth in the next paragraph; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Fund, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Fund is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund itself would be unable to meet its obligations. In the event the Fund had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as is the case with the Fund, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.



                   Purchase, Redemption, and Pricing of Shares

         The following supplements the information about purchase, redemption and pricing of shares set forth in the Prospectus.

Sales Charges for Purchases of $1 Million or More of Class A Shares

         You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are Class A Shares issued under the following circumstances:

(i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

(ii) all Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million.

         See "Special Dealer Arrangements" for other circumstances under which Class A Shares are considered CDSC Class A Shares. CDSC Class A Shares do not include: (i)Class A Shares purchased without a sales charge as described under "General" below and (ii)Class A Shares purchased in transactions of less than $1 million when certain special dealer arrangements are not in effect under "Certain Investment Companies" set forth under "Reduced Sales Charges," below.

Broker/Dealer Compensation - Class A Shares

         Upon notice to all selected dealers, the Distributor may distribute up to the full amount of the applicable sales charge to broker/dealers. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

                        Redemption of CDSC Class A Shares

         If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

         You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first two years after purchase, and 0.50 of 1% of that value if you redeem within the third or fourth year.

         This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent (see "Reduced Sales Charges for Certain Purchases of Class A Shares"). This special charge will not apply to shares acquired through the reinvestment of dividends or distributions on CDSC Class A Shares or to CDSC Class A Shares held for longer than four years. When redeeming shares, the Agent will redeem the CDSC Class A Shares held the longest, unless otherwise instructed. If you own both CDSC and non-CDSC Class A Shares, the latter will be redeemed first.


         The Fund will treat all CDSC Class A Shares purchases made during a calendar month as if they were made on the first business day of that month at the average cost of all purchases made during that month. Therefore, the four-year holding period will end on the first business day of the 48th calendar month after the date of those purchases. Accordingly, the holding period may, in fact, be one month less than the full 48 depending on when your actual purchase was made. If you exchange your CDSC Class A Shares for shares of an Aquila money-market fund (see "Exchange Privilege," below), running of the 48-month holding period for those exchanged shares will be suspended.


Broker/Dealer Compensation - CDSC Class A Shares

The Distributor currently intends to pay any dealer executing a purchase of CDSC Class A Shares as follows:

Amount of Purchase                            Amount Distributed
                                              to Broker/Dealer as a %
                                              of Purchase Price

$1 million but less than $2.5 million                           1%

$2.5 million but less than $5 million                  0.50 of 1%

$5 million or more                                     0.25 of 1%

Reduced Sales Charges for Certain Purchases of Class A Shares

         Right of Accumulation

         "Single purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares. A reduced sales charge applies if the cumulative value (based on purchase cost or current net asset value, whichever is higher) of Class A Shares previously purchased with a sales charge, together with Class A Shares of your subsequent purchase, also with a sales charge, amounts to $25,000 or more.

         Letters of Intent

         "Single purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the Application) is received by the Distributor. The Letter of Intent confirms that you intend to purchase, within a thirteen month period, Class A Shares of the Fund through a single selected dealer or the Distributor. Class A Shares of the Fund which you previously purchased within 90 days prior to the Distributor's receipt of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For more information, including escrow provisions, see Letter of Intent provisions of the Application.

 General

 Class A Shares may be purchased without a sales charge by:

     *    the Fund's Trustees and officers,

     * the directors, officers and certain employees, retired employees and representatives of the Adviser, Sub-Adviser, Distributor, and their parents and/or affiliates,

     *    selected dealers and brokers and their officers and employees,

     * certain persons connected with firms providing legal, advertising or public relations assistance,

     * certain family members of, and plans for the benefit of, the foregoing,

 * and plans for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority, if the Distributor has an agreement relating to such purchases.

          Except for the last category, purchasers must give written assurance that the purchase is for investment and that the Class A Shares will not be resold except through redemption. Since there may be tax consequences of these purchases, your tax advisor should be consulted.

          Class A Shares may also be issued without a sales charge in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

         The Fund permits the sale of its Class A Shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups.

         A qualified group is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative, including a registered broker-dealer that is acting as a registered investment adviser or certified financial planner for investors participating in comprehensive fee programs (but not any other broker-dealer), which

     (i) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;

     (ii) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and

     (iii) complies with the conditions of purchase that make up an agreement between the Fund and the group, representative or broker or dealer.

         At the time of purchase, the Distributor must receive information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.

         Certain Investment Companies

         Class A Shares of the Fund may be purchased without sales charge from proceeds of a redemption, made within 120 days prior to such purchase, of shares of an investment company (not a member of the Aquilasm Group of Funds) on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

  To qualify, follow these special procedures:

     1. Send a completed Application (included with the Prospectus) and payment for the shares to be purchased directly to the Distributor, Aquila Distributors, Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017-2513. Do not send this material to the address indicated on the Application.

  2. Your completed Application must be accompanied by evidence satisfactory to the Distributor that you, as the prospective shareholder, have made a qualifying redemption in an amount at least equal to the net asset value of the Class A Shares to be purchased.

           Satisfactory evidence includes a confirmation of the date and the amount of the redemption from the investment company, its transfer agent or the investor's broker or dealer, or a copy of the investor's account statement with the investment company reflecting the redemption transaction.

     3. Complete and return to the Distributor a Transfer Request Form, which is available from the Distributor.

         The Fund reserves the right to alter or terminate this privilege at any time without notice. The Prospectus will be supplemented to reflect such alteration or termination.

         Special Dealer Arrangements

         The Distributor (not the Fund) will pay to any dealer with which it has made prior arrangements and which effects a purchase of Class A Shares of the Fund from the proceeds of a qualifying redemption of the shares of an investment company (not a member of the Aquilasm Group of Funds) up to 1% of the purchase. The shareholder, however, will not be subject to any sales charge.

         Dealer payments will be made in up to four payments of 0.25 of 1% of the proceeds over a four-year period. The first payment will be made subsequent to receipt of the proper documentation detailed above. Future payments, over the remaining years, will be made at the end of the quarter of the anniversary month that the purchase of Class A Shares took place, with respect to any part of the investment that remains in the Fund during the entire time period. No payments will be made with respect to any shares redeemed during the four-year period.

Additional Compensation for Broker/Dealers

         The Distributor may compensate broker/dealers, above the normal sales commissions, in connection with sales of any class of shares. However, broker/dealers may receive levels of compensation which differ as between classes of share sold.

         The Distributor, not the Fund, will pay these additional expenses. Therefore, the price you pay for shares and the amount that the Fund receives from your payment will not be affected.

 Additional compensation may include full or partial payment for:

     *    advertising of the Fund's shares;

     * payment of travel expenses, including lodging, for attendance at sales seminars by qualifying registered representatives; and/or

     * other prizes or financial assistance to broker/dealers conducting their own seminars or conferences.

         Such compensation may be limited to broker/dealers whose representatives have sold or are expected to sell significant amounts of the Fund's shares. However, broker/dealers may not use sales of the Fund's shares to qualify for additional compensation to the extent such may be prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc. The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Fund effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. Any of the foregoing payments to be made by the Distributor may be made instead by the Adviser out of its own funds, directly or through the Distributor.

                            Automatic Withdrawal Plan

         You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares or Class Y Shares of the Fund having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C Shares or Class I Shares.

         Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of Class A Shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. (See the Automatic Withdrawal Plan provisions of the New Account Application.)

         Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

Share Certificates

         You may obtain Share certificates for full Class A Shares only if you make a written request to the Agent. All share certificates previously issued by the Fund represent Class A Shares. If you lose the certificates, you may incur delay and expense when redeeming shares or having the certificates reissued.

  Share certificates will not be issued:

     *    for fractional Class A Shares;

     * if you have selected Automatic Investment or Telephone Investment for Class A Shares; or

     * if you have selected Expedited Redemption. However, if you specifically request, Class A Share certificates will be issued with a concurrent automatic suspension of Expedited Redemption on your account.

         Share certificates will not be issued for Class Shares, Class Y Shares or Class I Shares.

                             Reinvestment privilege

         If you reinvest proceeds of redemption within 120 days of a redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

         The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment. The Class C or CDSC Class A Shares purchased upon reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment.

         Reinvestment will not alter the tax consequences of your original redemption.

                               Exchange Privilege

         There is an exchange privilege as set forth below among this Fund, certain tax-free municipal bond funds and equity funds (together with the Fund, the "Bond or Equity Funds") and certain money-market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of this SAI, the Aquila-sponsored Bond or Equity Funds are this Fund, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are Capital Cash Management Trust, Capital Cash U.S. Government Securities Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares) and Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares).

         Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Fund for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. Such exchangeability is available to Class I Shares to the extent that other Aquila-sponsored funds are made available to its customers by a financial intermediary. All exchanges of Class I Shares must be made through your financial intermediary.

         The following important information should be noted:

         (1) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

         If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

         (2) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

         (3) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

         This Fund, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Fund may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

         All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

         The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

                             800-437-1000 toll free

        Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

         Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Fund's shares.

         An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; no representation is made as to the deductibility of any such loss should such occur.

         Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust [and Capital Cash U.S. Government Securities Trust] (both of which invest in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

         If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                          Conversion of Class C Shares

         Conversion of Class C Shares into Class A Shares will be effected at relative net asset values on the first business day of the month following that in which the sixth anniversary of your purchase of the Class C Shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C Shares may be up to one month more than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A Shares may be higher than that of Class C Shares at the time of conversion, you may receive fewer Class A Shares than the number of Class C Shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored Bond Funds or Equity Funds under the Exchange Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C Shares of the Fund or of another of the Aquila Bond or Equity funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a Money-Market Fund you have received in exchange for Class C Shares under the Exchange Privilege.

"Transfer on Death" ("TOD") Registration (Not Available for Class I Shares)

         Each of the funds in the Aquilasm Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons that you specify as beneficiaries. To register shares of the Fund in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Fund; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Fund that is otherwise acceptable but, for whatever reason, neither the Fund nor the Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Fund reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

          You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Fund may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Fund reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

                         Computation of Net Asset Value

         The net asset value of the shares of each of the Fund's classes is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open, by dividing the value of the Fund's net assets allocable to each class by the total number of its shares of such class then outstanding. The close of the principal exchanges or other markets on which some of the Fund's portfolio securities are traded may be later than 4:00 p.m. New York time. Options are valued at the last prior sales price on the principal commodities exchange on which the option is traded or, if there are no sales, at the bid price. Debt securities having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

         As indicated above, the net asset value per share of the Fund's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                Reasons for Differences in Public Offering Price

         As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A Shares are sold or issued on a basis other than the maximum public offering price, that is, the net asset value plus the highest sales charge. Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus.) The reasons for these quantity discounts are, in general, that
(i) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts; and (ii) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

         The reasons for the other instances in which there are reduced or eliminated sales charges for Class A Shares are as follows. Exchanges at net asset value are permitted because a sales charge has already been paid on the shares exchanged. Sales without sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and/or since such sales may encourage incentive, responsibility and interest and an identification with the aims and policies of the Fund. Limited reinvestments of redemptions of Class A Shares and Class C Shares at no sales charge are permitted to attempt to protect against mistaken or incompletely informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, the Fund receives the net asset value per share of all shares sold or issued.

                        Limitation of Redemptions in Kind

         The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                           Additional Tax Information

Certain Exchanges

         If you incur a sales commission on a purchase of shares of one mutual fund (the original fund) and then sell such shares or exchange them for shares of a different mutual fund without having held them at least 91 days, you must reduce the tax basis for the shares sold or exchanged to the extent that the standard sales commission charged for acquiring shares in the exchange or later acquiring shares of the original fund or another fund is reduced because of the shareholder's having owned the original fund shares. The effect of the rule is to increase your gain or reduce your loss on the original fund shares. The amount of the basis reduction on the original fund shares, however, is added on the investor's basis for the fund shares acquired in the exchange or later acquired.

                             Tax Status of the Fund

         During its last fiscal year, the Fund qualified as a "regulated investment company" under the Internal Revenue Code and intends to continue such qualification. A regulated investment company is not liable for federal income taxes on amounts paid by it as dividends and distributions.

         The Code, however, contains a number of complex qualifying tests. Therefore, it is possible, although not likely, that the Fund might not meet one or more of these tests in any particular year. If the Fund fails to qualify, it would be treated for tax purposes as an ordinary corporation. As a consequence, it would receive no tax deduction for payments made to shareholders and would be unable to pay dividends and distributions which would qualify as "capital gains dividends."

                           Tax Effects of Redemptions

         Normally, when you redeem shares of the Fund you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. If you are required to pay a contingent deferred sales charge at the time of redemption, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. Your gain or loss will be long-term if you held the redeemed shares for over one year and short-term if for a year or less.

                            Tax Effect of Conversion

         When Class C Shares automatically convert to Class A Shares, approximately six years after purchase, you will recognize no gain or loss. Your adjusted tax basis in the Class A Shares you receive upon conversion will equal your adjusted tax basis in the Class C Shares you held immediately before conversion. Your holding period for the Class A Shares you receive will include the period you held the converted Class C Shares.


                                  Underwriters

         Aquila Distributors, Inc. acts as the Fund's principal underwriter in the continuous public offering of all of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


(1)                (2)              (3)                (4)         (5)

Name of      Net Under-        Compensation     Brokerage          Other
Principal     writing          on Redemptions    Commissions       Compen-
Underwriter   Discounts        and                                  sation
               and             Repurchases
             Commissions

Aquila
Distributors
Inc.           $1,693            None             None              None (1)

(1) Amounts paid to the Distributor under the Fund's Distribution Plan described in the Prospectus are for compensation.

                                   Performance

         As noted in the Prospectus, the Fund may from time to time quote various performance figures to illustrate its past performance.

         Performance quotations by investment companies are subject to rules of the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on these standardized methods and are computed separately for each of the Fund's classes of shares. Each of these and other methods that may be used by the Fund are described in the following material. No Class I Shares were outstanding during the periods indicated.

                                  Total Return

         Average annual total return is determined by finding the average annual compounded rates of return over a 1-year period and a period since the inception of the operations of the Fund that would equate an initial hypothetical $1,000 investment to the value such an investment would have if it were completely redeemed at the end of each such period. The calculation assumes that the maximum sales charge, if any, is deducted from the hypothetical initial $1,000 purchase, that on each reinvestment date during each such period any capital gains are reinvested at net asset value, and all income dividends are reinvested at net asset value, without sales charge (because the Fund does not impose any sales charge on reinvestment of dividends). The computation further assumes that the entire hypothetical account was completely redeemed at the end of each such period.

         In the case of Class A Shares, the calculation assumes the maximum sales charge is deducted from the hypothetical initial $1,000 purchase. In the case of Class C Shares, the calculation assumes that the applicable contingent deferred sales charge ("CDSC") imposed on a redemption of Class C Shares held for the period is deducted. In the case of Class Y and Class I Shares, the calculation assumes that no sales charge is deducted and no CDSC is imposed. For all classes, it is assumed that on each reinvestment date during each such period any capital gains are reinvested at net asset value, and all income dividends are reinvested at net asset value, without sales charge (because the Fund does not impose any sales charge on reinvestment of dividends for any class). The computation further assumes that the entire hypothetical account was completely redeemed at the end of each such period.

         Investors should note that the maximum sales charge (4.25%) reflected in the following quotations is a one time charge, paid at the time of initial investment. The greatest impact of this charge is during the early stages of an investment in the Fund. Actual performance will be affected less by this one time charge the longer an investment remains in the Fund. Sales charges at the time of purchase are payable only on purchases of Class A Shares of the Fund.


Average Annual Compounded Rates of Return:

           Class A Shares            Class C Shares             Class Y Shares

One Year         (33.73)%           (32.04)%                (30.64)%

Since
beginning
investments
on September
9, 1996          5.94%                 6.21%                   7.17%


         These figures will be calculated according to the following SEC formula:

                                  P(1+T)n = ERV
  where:

         P        = a hypothetical initial payment of $1,000

         T        = average annual total return

         n        = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1- and 5-year periods or the period since inception, at the end of each such period.

         As discussed in the Prospectus, the Fund may quote total rates of return in addition to its average annual total return for each of its classes of shares. Such quotations are computed in the same manner as the Fund's average annual total return, except that such quotations will be based on the Fund's actual return for a specified period as opposed to its average return over the periods described above. In general, actual total rate of return will be lower than average annual rate of return because the average annual rate of return reflects the effect of compounding. See discussion of the impact of the sales charge on quotations of rates of return, above.


                 Total Return

           Class A Shares            Class C Shares             Class Y Shares

One Year         (33.73)%          (32.04)%                   (30.64)%

Since
beginning
investments
on September
9, 1996          30.10%             31.62%                     37.11%

         Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

                                   APPENDIX A

             NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

         At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD & POOR'S CORPORATION

         Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

         A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

         An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

         1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

         2) Nature of and provisions of the obligation; and

         3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The two highest categories are:

         AAA: Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.

MOODY'S INVESTORS SERVICE

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

          Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

        Leading market positions in well-established industries.

        High rates of return on funds employed.

 Conservative capital structure with moderate reliance on debt and ample asset protection.

 Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 Well-established access to a range of markets and assured sources of alternative liquidity.

          Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

DUFF & PHELPS, INC.

         The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

          D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

          D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          D-1 -: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

         Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong.Risk is modest but may vary slightly from time to time because of economic conditions.

IBCA

          In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

         1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

         2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

          A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

          B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

         The short-term ratings are:

          A-1+: Obligations supported by the highest capacity for timely repayment.

          A-1: Obligations supported by a very strong capacity for timely repayment.

         A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         The long-term ratings are:

          AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

          AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


THOMSON BANKWATCH, INC. (TBW)

         The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

          TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

          TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

          AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

          AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

FITCH INVESTORS SERVICE, INC.

         The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

          F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

         The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

          AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.







                 AQUILA CASCADIA EQUITY FUND
                 PART C: OTHER INFORMATION

Financial Statements:

        Included in Part A:
        Financial Highlights

      Incorporated by reference into Part B:
        Report of Independent Certified Public
          Accountants
        Statement of Investments as of
          March 31, 2000
        Statement of Assets and Liabilities
          as of 31, 2000
        Statement of Operations for the year
          ended March 31, 2000
        Statement of Changes in Net Assets for the
          years ended March 31, 2000 and 1999
        Notes to Financial Statements


ITEM 23. Exhibits

         (a) Amended and Restated Declaration of Trust (i)

         (b) By-laws (iv)

                  (c) Instruments defining rights of shareholders

                  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values. Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

                  At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund except that the Fund's Board of Trustees may change the name of the Fund. The Fund may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Fund, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Fund.

         (d) (i) Investment Advisory and
               Administration Agreement (i)

         (d) (ii) Sub-Advisory Agreement (i)

         (e) (i) Distribution Agreement (iv)

             (ii) Sales Agreement (for brokerage firms) (i)

             (iii) Sales Agreement (for financial
                   institutions (i)

             (iv) Related Agreement (i)

             (v) Shareholder Services Agreement (i)

         (f) Not applicable

         (g) Custody Agreement (ii)

         (h) Transfer Agency Agreement (iii)

         (i) (i) Opinion of counsel to the Fund (v)
             (ii)Consent of counsel to the Fund (vi)

         (j) Consent of Independent Public Accountants (vi)

         (k) Not applicable

         (l) Not Applicable

         (m) (i) Distribution Plan (v)

            (ii) Shareholder Services Plan (v)

         (n) Plan pursuant to Rule 18f-3 under the 1940 Act (v)

             (o)  Codes of Ethics

                (i) Aquila Cascadia Equity Fund(v)

                (ii) Aquila Management Corporation(v)

                (iii) Ferguson, Wellman, et al. (v)

  (i)  Filed as an exhibit to Registrant's Post-Effective
       Amendment No. 10 under the 1933 Act dated April, 22
       1996 and incorporated herein by reference.

 (ii)  Filed as an exhibit to Registrant's Post-Effective
       Amendment No. 12 under the 1933 Act dated July 30, 1997 and incorporated herein by reference.

 (iii)  Filed as an exhibit to Registrant's Post-Effective
       Amendment No. 13 under the 1933 Act dated July 29, 1998 and incorporated herein by reference.

(iv) Filed as an exhibit to Registrant's Post-Effective Amendment No. 15 dated July 30, 1999 and incorporated herein by reference.

(v) Filed as an exhibit to Registrant's Post-Effective Amendment No. 16 dated July 30, 2000 and incorporated herein by reference.


(vi)     Filed Herewith.


ITEM 24. Persons Controlled By Or Under Common Control With
         Registrant

         None

ITEM 25. Indemnification

         Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Amended and Restated Declaration of Trust, is incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business & Other Connections of Investment Adviser

          The business and other connections of Aquila Management Corporation, the Fund's Investment Adviser and Administrator is set forth in the prospectus (Part A); the business and other connections of Mr. Lacy B. Herrmann, its controlling shareholder are set forth in the Statement of Additional Information (Part B). For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

         Ferguson, Wellman, Rudd, Purdy & Van Winkle Inc. ("Ferguson, Wellman"), Registrant's investment adviser, is an investment adviser for other non-investment company clients. For information as to the business, profession, vocation, or employment of a substantial nature of the investment adviser, its directors, and its officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.


ITEM 27. Principal Underwriters

(a) Aquila Distributors, Inc. serves as principal underwriter to Aquila Rocky Mountain Equity Fund, Capital Cash Management Trust, Capital Cash U. S. Government Securities Trust, Churchill Cash Reserves Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund for Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, and Tax-Free Trust of Oregon, in addition to serving as the Registrant's principal underwriter.

(b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

    (c)  Not applicable.


ITEM 28. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the administrator and the custodian, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information, and by the fund accounting service of the Registrant, which is Bank of Boston, 150 Royall Street, Canton, Massachusetts 02021.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

  (a)  Not applicable.

  (b)  Not applicable.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of July, 2001.


                                    AQUILA CASCADIA EQUITY FUND
                                  (Registrant)

                                                    By
                                                    Lacy B. Herrmann, President
                                                    and Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.



     SIGNATURE                     TITLE               DATE


/s/Lacy B. Herrmann                                    7/26/01
______________________     President, Chairman of     __________
  Lacy B. Herrmann         the Board and Trustee
                           (Principal Executive
                           Officer)

/s/Vernon A. Alden                                     7/26/01
______________________     Trustee                    __________
  Vernon A. Alden

  /s/David B.
Frohnmayer                                             7/26/01
______________________     Trustee                    __________
  David B. Frohnmayer


/s/James A. Gardner                                    7/26/01
______________________     Trustee                    __________
  James A. Gardner


/s/Diana P. Herrmann                                   7/26/01
______________________     Trustee                    __________
   Diana P. Herrmann


/s/Sterling K. Jenson                                   7/26/01
_____________________      Trustee                    __________
   Sterling K. Jenson


/s/Raymond H. Lung                                     7/26/01
_____________________      Trustee                    __________
   Raymond H. Lung

/s/ John W. Mitchell                                   7/26/01
_____________________      Trustee                    __________
   John W. Mitchell



/s/Richard C. Ross                                     7/26/01
_____________________      Trustee                    __________
   Richard C. Ross

/s/Ralph R. Shaw                                       7/26/01
_____________________      Trustee                    __________
   Ralph R. Shaw

/s/Rose F. Marotta                                     7/26/01
_____________________     Chief Financial Officer     __________
  Rose F. Marotta         (Principal Financial and
                          Accounting Officer)

                   AQUILA CASCADIA EQUITY FUND
                         EXHIBIT INDEX

Exhibit        Exhibit
Number         Name

   (i)            Consent of counsel

   (j)            Consent of Independent Public Accountants